Schedule of Investments (Unaudited), March 31, 2026
Impax Large Cap Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.3%
Communication Services 6.7%
Alphabet, Inc. , A ............ 98,275 $ 28,259,959
a
Netflix, Inc. ................ 102,065 9,813,550
38,073,509
Consumer Discretionary 12.9%
a
Amazon.com, Inc. ........... 156,151 32,521,569
a
Aptiv plc .................. 118,683 8,241,347
a
DoorDash, Inc. , A ........... 55,977 8,404,947
eBay, Inc. ................. 179,658 16,352,471
a
Ulta Beauty, Inc. ............ 14,298 7,473,708
72,994,042
Consumer Staples 3.3%
Colgate-Palmolive Co. ....... 139,708 11,907,313
McCormick & Co., Inc. ....... 140,394 7,081,473
18,988,786
Financials 11.4%
Citizens Financial Group, Inc. .. 174,613 10,471,542
CME Group, Inc. ............ 37,469 11,066,469
Mastercard, Inc. , A .......... 44,164 22,066,984
Pinnacle Financial Partners, Inc. 145,541 12,536,902
Progressive Corp. (The) ...... 43,769 8,676,766
64,818,663
Health Care 9.7%
Agilent Technologies, Inc. ..... 120,362 13,718,861
a
Boston Scientific Corp. ....... 119,247 7,482,749
Danaher Corp. ............. 77,458 14,686,037
Eli Lilly & Co. .............. 5,947 5,469,872
Gilead Sciences, Inc. ........ 59,984 8,359,970
Revvity, Inc. ............... 62,822 5,503,836
55,221,325
Industrials 15.6%
GE Vernova, Inc. ............ 9,374 8,182,565
Hubbell, Inc. , B ............. 24,878 12,208,630
a
QXO, Inc. ................. 265,450 5,155,039
Trane Technologies plc ....... 23,896 9,958,419
a
Uber Technologies, Inc. ....... 232,087 16,694,018
Union Pacific Corp. .......... 39,357 9,548,795
United Rentals, Inc. .......... 13,028 9,491,680
Waste Connections, Inc. ...... 55,139 8,956,779
Xylem, Inc. ................ 70,211 8,390,214
88,586,139
b
Information Technology 31.3%
Apple, Inc. ................ 82,788 21,010,767
Broadcom, Inc. ............. 55,104 17,055,239
Marvell Technology, Inc. ...... 69,428 6,876,843
Microsoft Corp. ............. 111,026 41,098,494
NVIDIA Corp. .............. 314,832 54,906,701
Oracle Corp. ............... 93,644 13,775,969
a
ServiceNow, Inc. ............ 86,679 9,062,289
a
Tyler Technologies, Inc. ....... 39,752 13,610,290
177,396,592
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Materials 2.2%
Linde plc .................. 25,656 $ 12,719,219
Real Estate 3.0%
American Tower Corp. , REIT ... 45,580 7,866,196
Ventas, Inc. , REIT ........... 111,159 9,090,583
16,956,779
Utilities 2.2%
American Water Works Co., Inc. 90,234 12,279,945
Total Common Stocks
(Cost $ 418,881,003 ) ..............
558,034,999
Money Market 1.8%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 10,031,622 10,031,622
(Cost $10,031,622)
a
Total Investments 100 .1%
(Cost $ 428,912,625 ) .............
$568,066,621
Other Assets, less Liabilities ( 0 .1 ) %
(365,455)
Net Assets 100.0% ...............
$567,701,166
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of March 31,
2026.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), March 31, 2026
Impax Small Cap Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 95.1%
Communication Services 0.6%
a
TechTarget, Inc. ............ 1,238,887 $ 4,806,881
Consumer Discretionary 8.5%
Autoliv, Inc. ................ 60,000 6,309,600
Columbia Sportswear Co. ..... 90,515 4,961,127
a
Dutch Bros, Inc. , A .......... 135,000 6,839,100
a
Planet Fitness, Inc. , A ........ 194,271 14,449,877
a
Rivian Automotive, Inc. , A ..... 650,000 9,782,500
a
Warby Parker, Inc. , A ......... 275,000 5,794,250
Wyndham Hotels & Resorts, Inc. 180,000 14,621,400
62,757,854
Consumer Staples 6.0%
a
BJ's Wholesale Club Holdings,
Inc. .................... 164,955 16,234,871
a
Freshpet, Inc. .............. 140,000 8,254,400
a
US Foods Holding Corp. ...... 180,000 16,597,800
a
Vital Farms, Inc. ............ 238,915 3,373,480
44,460,551
Financials 21.7%
Acadian Asset Management, Inc. 823,323 44,805,238
Ameris Bancorp ............ 100,000 7,799,000
Cullen/Frost Bankers, Inc. ..... 95,000 13,022,600
Eastern Bankshares, Inc. ..... 1,275,000 24,939,000
Pinnacle Financial Partners, Inc. 215,000 18,520,100
Victory Capital Holdings, Inc. , A . 650,000 42,562,000
Voya Financial, Inc. .......... 140,000 9,564,800
161,212,738
Health Care 21.6%
Bio-Techne Corp. ........... 195,000 10,190,700
a
Crinetics Pharmaceuticals, Inc. . 350,000 12,712,000
a
Cytokinetics, Inc. ............ 125,000 8,238,750
a
Enovis Corp. ............... 424,130 9,648,958
a
GeneDx Holdings Corp. , A ..... 60,000 3,853,200
a
Health Catalyst, Inc. ......... 2,750,000 3,492,500
a
Ligand Pharmaceuticals, Inc. ... 152,444 30,435,445
a
Merit Medical Systems, Inc. .... 100,000 6,893,000
a
Neurocrine Biosciences, Inc. ... 75,000 9,880,500
a
Pacira BioSciences, Inc. ...... 750,027 16,950,610
a
Prestige Consumer Healthcare,
Inc. .................... 65,000 3,852,550
a
Roivant Sciences Ltd. ........ 300,000 8,310,000
a
SI-BONE, Inc. .............. 1,425,010 17,997,876
a
Travere Therapeutics, Inc. ..... 225,000 6,684,750
a
UFP Technologies, Inc. ....... 55,500 10,744,800
159,885,639
Industrials 17.8%
Advanced Drainage Systems, Inc. 56,489 7,746,336
Arcosa, Inc. ............... 171,500 18,203,010
a
Array Technologies, Inc. ...... 1,250,000 9,037,500
a
Casella Waste Systems, Inc. , A . 80,000 6,347,200
a
Dycom Industries, Inc. ........ 30,000 10,164,600
Enpro, Inc. ................ 48,000 12,031,200
a
Gates Industrial Corp. plc ..... 552,713 12,496,841
a
Generac Holdings, Inc. ....... 45,000 8,789,850
a
Lyft, Inc. , A ................ 1,000,000 13,300,000
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Industrials (continued)
a
Modine Manufacturing Co. .... 50,000 $ 10,835,500
MSA Safety, Inc. ............ 35,000 5,738,250
a
QXO, Inc. ................. 675,000 13,108,500
a
Trex Co., Inc. .............. 125,000 4,552,500
132,351,287
Information Technology 13.6%
a
8x8, Inc. .................. 2,000,000 3,320,000
A10 Networks, Inc. .......... 470,000 10,866,400
a
Extreme Networks, Inc. ....... 965,178 14,554,884
a
Mitek Systems, Inc. .......... 1,433,524 19,352,574
a
NetScout Systems, Inc. ....... 522,000 16,594,380
a
Onto Innovation, Inc. ......... 59,057 12,110,819
a
Teradata Corp. ............. 547,029 14,020,354
a
Workiva, Inc. , A ............. 162,086 9,665,188
100,484,599
Materials 1.7%
Element Solutions, Inc. ....... 366,946 12,527,536
Real Estate 3.6%
Agree Realty Corp. , REIT ..... 260,000 19,598,800
Terreno Realty Corp. , REIT .... 120,000 7,370,400
26,969,200
Total Common Stocks
(Cost $ 610,990,861 ) ..............
705,456,285
Money Market 4.9%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 35,952,076 35,952,076
(Cost $35,952,076)
a
Total Investments 100 .0%
(Cost $ 646,942,937 ) .............
$741,408,361
d
Other Assets, less Liabilities (0.0) %
(251,571)
Net Assets 100.0% ...............
$741,156,790
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of March 31,
2026.
c
Institutional Class shares.
d
Rounds to less than 0.05%.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), March 31, 2026
Impax US Sustainable Economy Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 6.5%
Alphabet, Inc. , A ............ 60,980 $ 17,535,409
Alphabet, Inc. , C ............ 47,302 13,569,052
AT&T, Inc. ................. 294,186 8,528,452
Verizon Communications, Inc. .. 248,578 12,478,615
52,111,528
Consumer Discretionary 6.2%
a
Amazon.com, Inc. ........... 73,648 15,338,669
a
Aptiv plc .................. 63,139 4,384,372
Best Buy Co., Inc. ........... 27,595 1,771,599
BorgWarner, Inc. ............ 36,776 1,995,466
a
Deckers Outdoor Corp. ....... 16,983 1,699,828
eBay, Inc. ................. 26,856 2,444,433
General Motors Co. .......... 20,475 1,525,387
Home Depot, Inc. (The) ....... 11,564 3,803,284
Lear Corp. ................ 23,124 2,799,854
Lowe's Cos., Inc. ............ 10,956 2,588,684
a
Lululemon Athletica, Inc. ...... 8,956 1,371,164
Macy's, Inc. ................ 161,986 2,930,327
a
Tesla, Inc. ................. 16,951 6,301,534
48,954,601
Consumer Staples 1.3%
Clorox Co. (The) ............ 22,003 2,280,171
Colgate-Palmolive Co. ....... 21,921 1,868,327
General Mills, Inc. ........... 66,766 2,485,031
Procter & Gamble Co. (The) ... 13,819 1,996,016
Walmart, Inc. .............. 12,585 1,564,064
10,193,609
Financials 16.5%
Allstate Corp. (The) .......... 10,406 2,157,580
American Express Co. ....... 5,800 1,754,384
Bank of America Corp. ....... 36,193 1,764,409
Bank of New York Mellon Corp.
(The) ................... 51,090 6,060,807
Blackrock, Inc. ............. 1,701 1,635,869
Citigroup, Inc. .............. 111,961 12,697,497
Fifth Third Bancorp .......... 52,521 2,440,126
Hartford Insurance Group, Inc.
(The) ................... 78,405 10,602,708
JPMorgan Chase & Co. ....... 18,533 5,451,667
Lincoln National Corp. ........ 46,826 1,662,323
LPL Financial Holdings, Inc. ... 9,702 2,918,653
Mastercard, Inc. , A .......... 30,057 15,018,281
MetLife, Inc. ............... 72,567 5,131,938
Moody's Corp. .............. 4,229 1,844,901
Nasdaq, Inc. ............... 20,390 1,730,907
PNC Financial Services Group,
Inc. (The) ................ 9,330 1,941,480
Principal Financial Group, Inc. .. 22,113 1,992,602
Progressive Corp. (The) ...... 54,946 10,892,495
Regions Financial Corp. ...... 72,610 1,896,573
S&P Global, Inc. ............ 16,229 6,902,843
State Street Corp. ........... 62,516 7,912,025
Synchrony Financial ......... 22,960 1,561,739
T Rowe Price Group, Inc. ..... 25,306 2,281,083
Travelers Cos., Inc. (The) ..... 5,543 1,616,782
Unum Group ............... 25,038 1,828,525
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
US Bancorp ............... 28,694 $ 1,492,375
Visa, Inc. , A ................ 54,136 16,362,065
Wells Fargo & Co. ........... 22,007 1,751,977
131,304,614
Health Care 14.6%
Abbott Laboratories .......... 73,700 7,566,779
AbbVie, Inc. ............... 27,400 5,959,226
Agilent Technologies, Inc. ..... 14,562 1,659,777
Amgen, Inc. ............... 17,493 6,154,912
Cencora, Inc. .............. 6,311 1,982,538
a
Centene Corp. ............. 38,856 1,272,145
Cigna Group (The) .......... 26,359 7,031,263
Danaher Corp. ............. 7,954 1,508,078
a
Edwards Lifesciences Corp. ... 33,031 2,645,123
Elevance Health, Inc. ........ 16,327 4,779,729
Eli Lilly & Co. .............. 10,584 9,734,846
GE HealthCare Technologies, Inc. 19,852 1,413,065
Gilead Sciences, Inc. ........ 73,122 10,191,013
a
IDEXX Laboratories, Inc. ...... 9,789 5,500,341
a
Insulet Corp. ............... 6,929 1,453,981
a
Intuitive Surgical, Inc. ........ 3,326 1,533,253
Johnson & Johnson ......... 72,370 17,690,123
Merck & Co., Inc. ........... 118,869 14,298,752
a
Mettler-Toledo International, Inc. 3,198 4,033,318
ResMed, Inc. .............. 7,081 1,589,543
a
Waters Corp. .............. 7,475 2,226,055
Zoetis, Inc. , A .............. 47,161 5,574,902
115,798,762
Industrials 8.0%
AGCO Corp. ............... 15,988 1,852,530
Broadridge Financial Solutions,
Inc. .................... 11,115 1,805,965
Emerson Electric Co. ........ 47,043 6,163,574
Hubbell, Inc. , B ............. 3,186 1,563,498
Lennox International, Inc. ..... 8,352 3,876,414
Owens Corning ............. 12,580 1,361,408
Republic Services, Inc. , A ..... 33,013 7,230,507
Rockwell Automation, Inc. ..... 6,399 2,296,473
Stanley Black & Decker, Inc. ... 23,972 1,703,450
Trane Technologies plc ....... 19,249 8,021,828
Union Pacific Corp. .......... 36,125 8,764,648
Veralto Corp. ............... 30,053 2,657,286
Verisk Analytics, Inc. , A ....... 9,719 1,844,180
WESCO International, Inc. .... 7,899 2,161,324
WW Grainger, Inc. ........... 9,314 10,159,804
Xylem, Inc. ................ 17,934 2,143,113
63,606,002
b
Information Technology 35.6%
Accenture plc , A ............ 9,624 1,908,343
a
Adobe, Inc. ................ 47,257 11,487,232
a
Advanced Micro Devices, Inc. .. 49,817 10,134,272
Analog Devices, Inc. ......... 19,420 6,178,279
Apple, Inc. ................ 228,882 58,087,963
Applied Materials, Inc. ........ 25,656 8,768,964
a
Autodesk, Inc. .............. 12,182 2,916,371
Broadcom, Inc. ............. 66,761 20,663,197

Schedule of Investments (Unaudited)
Impax US Sustainable Economy Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
Cadence Design Systems, Inc. . 7,851 $ 2,181,557
Cisco Systems, Inc. ......... 26,634 2,066,532
a
Gartner, Inc. ............... 10,771 1,705,480
Gen Digital, Inc. ............ 76,303 1,436,785
Hewlett Packard Enterprise Co. . 109,139 2,598,600
a
Intel Corp. ................. 48,701 2,149,175
International Business Machines
Corp. ................... 6,489 1,572,869
Intuit, Inc. ................. 4,381 1,894,257
KLA Corp. ................. 1,690 2,488,373
Lam Research Corp. ......... 41,981 8,969,660
Micron Technology, Inc. ....... 28,682 9,689,927
Microsoft Corp. ............. 87,821 32,508,700
NetApp, Inc. ............... 18,000 1,843,020
NVIDIA Corp. .............. 364,679 63,600,018
Oracle Corp. ............... 69,214 10,182,071
a
Palo Alto Networks, Inc. ...... 13,040 2,090,573
QUALCOMM, Inc. ........... 84,167 10,839,026
a
ServiceNow, Inc. ............ 27,520 2,877,216
Texas Instruments, Inc. ....... 8,016 1,556,226
282,394,686
Materials 4.1%
Albemarle Corp. ............ 17,528 3,146,802
a
Axalta Coating Systems Ltd. ... 65,500 1,814,350
CRH plc .................. 20,178 2,121,111
Ecolab, Inc. ................ 41,391 11,010,834
Linde plc .................. 25,830 12,805,481
Southern Copper Corp. ....... 8,425 1,449,605
32,348,183
Real Estate 2.1%
a
CBRE Group, Inc. , A ......... 14,030 1,900,504
Prologis, Inc. , REIT .......... 41,839 5,530,279
Rayonier, Inc. , REIT ......... 91,201 1,880,565
Regency Centers Corp. , REIT .. 25,710 1,945,218
SBA Communications Corp. , A ,
REIT ................... 9,552 1,643,995
Ventas, Inc. , REIT ........... 19,466 1,591,929
Weyerhaeuser Co. , REIT ..... 100,398 2,452,723
16,945,213
Utilities 4.1%
American Electric Power Co., Inc. 30,208 3,959,664
American Water Works Co., Inc. 50,121 6,820,967
Consolidated Edison, Inc. ..... 15,238 1,724,637
Edison International ......... 117,843 8,623,751
PG&E Corp. ............... 573,043 10,068,365
WEC Energy Group, Inc. ...... 14,632 1,693,947
32,891,331
Total Common Stocks
(Cost $ 653,340,631 ) ..............
786,548,529
a a
Shares/
Principal
a
Value
a a a a a
Money Market 0.9%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 6,838,274 $ 6,838,274
(Cost $6,838,274)
a
Total Investments 99 .9%
(Cost $ 660,178,905 ) .............
$793,386,803
Other Assets, less Liabilities 0 .1%
467,310
Net Assets 100.0% ...............
$793,854,113
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of March 31,
2026.
d
Institutional Class shares.
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited), March 31, 2026
Impax Global Infrastructure ETF
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.6%
Communication Services 11.5%
Deutsche Telekom AG ........ 42,904 $ 1,584,419
Elisa OYJ ................. 65,263 3,162,203
KDDI Corp. ................ 119,776 2,055,449
Tele2 AB , B ................ 146,120 3,003,698
Vodacom Group Ltd. ......... 289,006 2,464,909
12,270,678
Financials 1.5%
Hannover Rueck SE ......... 5,164 1,598,447
a
Industrials 27.0%
Advanced Drainage Systems, Inc. 8,047 1,103,485
AECOM .................. 29,291 2,484,463
b
Clean Harbors, Inc. .......... 7,093 2,033,776
Otis Worldwide Corp. ........ 28,836 2,222,679
Siemens Energy AG ......... 17,930 2,948,044
Tetra Tech, Inc. ............. 57,740 1,739,129
Trane Technologies plc ....... 2,992 1,246,886
Union Pacific Corp. .......... 22,581 5,478,602
Waste Connections, Inc. ...... 17,849 2,899,391
Waste Management, Inc. ...... 14,342 3,295,648
Westinghouse Air Brake
Technologies Corp. ........ 13,293 3,322,054
28,774,157
Information Technology 7.6%
Delta Electronics, Inc. ........ 32,000 1,381,295
Infineon Technologies AG ..... 50,475 2,216,978
Microsoft Corp. ............. 4,817 1,783,109
Taiwan Semiconductor
Manufacturing Co. Ltd. , ADR . 8,029 2,713,400
8,094,782
Materials 2.1%
Linde plc .................. 4,611 2,285,949
Real Estate 12.1%
American Tower Corp. , REIT ... 11,466 1,978,802
Digital Realty Trust, Inc. , REIT .. 22,339 4,025,711
Keppel DC REIT ............ 2,118,496 3,592,068
Welltower, Inc. , REIT ......... 16,594 3,280,800
12,877,381
a
Utilities 36.8%
American Water Works Co., Inc. 40,838 5,557,644
China Longyuan Power Group
Corp. Ltd. , H ............. 2,354,000 2,140,491
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP ,
ADR ................... 77,660 2,369,408
b
Elia Group SA/NV ........... 27,061 4,122,501
Hydro One Ltd. , Reg S ....... 80,566 3,327,235
Iberdrola SA ............... 172,475 3,936,269
National Grid plc ............ 213,766 3,591,932
NextEra Energy, Inc. ......... 43,694 4,058,299
Ormat Technologies, Inc. ...... 9,885 1,106,329
Severn Trent plc ............ 56,276 2,301,646
SSE plc .................. 99,439 3,415,473
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
a
Utilities (continued)
Veolia Environnement SA ..... 88,604 $ 3,344,806
39,272,033
Total Common Stocks
(Cost $ 86,972,284 ) ...............
105,173,427
Money Market 1.2%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 1,310,786 1,310,786
(Cost $1,310,786)
a
Total Investments 99 .8%
(Cost $ 88,283,070 ) ..............
$106,484,213
Other Assets, less Liabilities 0 .2%
194,970
Net Assets 100.0% ...............
$106,679,183
a
Broad industry sectors used for financial reporting.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of March 31,
2026.
d
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Infrastructure ETF
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Belgium ....................
$ 4,122,501
3.9%
Brazil ......................
2,369,408
2.2%
Canada .....................
3,327,235
3.1%
China ......................
2,140,491
2.0%
Finland .....................
3,162,203
3.0%
France .....................
3,344,806
3.1%
Germany ...................
8,347,889
7.9%
Japan ......................
2,055,448
1.9%
Singapore ...................
3,592,068
3.4%
South Africa .................
2,464,909
2.3%
Spain ......................
3,936,269
3.7%
Sweden ....................
3,003,697
2.8%
Taiwan .....................
4,094,696
3.8%
United Kingdom ..............
9,309,051
8.8%
United States ................
49,902,756
46.7%
Money Market ................
1,310,786
1.2%
Other assets and liabilities (net)
194,970
0.2%
Total $106,679,183 100.0%

Schedule of Investments (Unaudited), March 31, 2026
Impax Global Opportunities Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 96.5%
Communication Services 1.5%
KDDI Corp. ................ 77,700 $ 1,322,977
Consumer Discretionary 8.0%
a
Aptiv plc .................. 29,466 2,046,119
eBay, Inc. ................. 29,451 2,680,630
a
MercadoLibre, Inc. .......... 788 1,362,468
a
On Holding AG , A ........... 26,557 903,469
6,992,686
Consumer Staples 2.0%
Jeronimo Martins SGPS SA ... 72,886 1,742,803
Financials 18.6%
Banco Bilbao Vizcaya Argentaria
SA ..................... 76,646 1,655,521
Citizens Financial Group, Inc. .. 36,222 2,172,233
Cullen/Frost Bankers, Inc. ..... 12,942 1,774,089
HDFC Bank Ltd. , ADR ........ 53,070 1,320,382
London Stock Exchange Group
plc ..................... 19,122 2,258,074
Marsh & McLennan Cos., Inc. .. 11,156 1,935,008
Mastercard, Inc. , A .......... 5,889 2,942,498
RenaissanceRe Holdings Ltd. .. 7,440 2,211,391
16,269,196
Health Care 15.7%
Alcon AG ................. 23,469 1,774,027
a
Boston Scientific Corp. ....... 39,490 2,477,998
Danaher Corp. ............. 8,237 1,561,735
Haleon plc ................ 371,568 1,838,888
Hoya Corp. ................ 7,500 1,300,203
a
Intuitive Surgical, Inc. ........ 3,897 1,796,478
Thermo Fisher Scientific, Inc. .. 3,875 1,904,679
Zoetis, Inc. , A .............. 9,616 1,136,708
13,790,716
Industrials 14.8%
Cintas Corp. ............... 12,840 2,171,758
Hubbell, Inc. , B ............. 4,486 2,201,460
Schneider Electric SE ........ 9,296 2,532,059
Siemens Energy AG ......... 9,821 1,693,627
Sunbelt Rentals Holdings, Inc. .. 33,261 2,121,764
Xylem, Inc. ................ 18,777 2,243,852
12,964,520
b
Information Technology 32.0%
Applied Materials, Inc. ........ 6,043 2,065,437
a
Cadence Design Systems, Inc. . 7,360 2,045,123
Infineon Technologies AG ..... 45,479 2,063,207
Keyence Corp. ............. 6,150 2,188,830
Marvell Technology, Inc. ...... 10,114 1,001,792
MediaTek, Inc. ............. 25,000 1,199,129
Microsoft Corp. ............. 12,618 4,670,805
NVIDIA Corp. .............. 29,438 5,133,987
a
ServiceNow, Inc. ............ 10,314 1,078,329
Taiwan Semiconductor
Manufacturing Co. Ltd. ...... 54,000 3,123,064
TE Connectivity plc .......... 10,340 2,161,267
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
Tyler Technologies, Inc. ....... 3,756 $ 1,285,979
28,016,949
Materials 3.9%
Linde plc .................. 7,003 3,471,807
Total Common Stocks
(Cost $ 65,019,350 ) ...............
84,571,654
Money Market 2.9%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 2,523,793 2,523,793
(Cost $2,523,793)
a
Total Investments 99 .4%
(Cost $ 67,543,143 ) ..............
$87,095,447
Other Assets, less Liabilities 0 .6%
538,472
Net Assets 100.0% ...............
$87,633,919
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of March 31,
2026.
d
Institutional Class shares.
ADR American Depositary Receipt

Schedule of Investments (Unaudited)
Impax Global Opportunities Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 2,211,391
2.5%
Brazil ......................
1,362,468
1.6%
Germany ...................
3,756,834
4.2%
India ......................
1,320,382
1.5%
Japan ......................
4,812,010
5.5%
Portugal ....................
1,742,803
2.0%
Spain ......................
1,655,521
1.9%
Switzerland ..................
3,064,736
3.5%
Taiwan .....................
4,322,194
5.0%
United Kingdom ..............
2,258,074
2.6%
United States ................
58,065,241
66.2%
Money Market ................
2,523,793
2.9%
Other assets and liabilities (net)
538,472
0.6%
Total $87,633,919 100.0%

Schedule of Investments (Unaudited), March 31, 2026
Impax Global Environmental Markets Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal a Value
a
Common Stocks 99.4%
ALTERNATIVE ENERGY 2.1%
Wind Power Generation Equipment 2.1%
Siemens Energy AG ........... 190,256 $ 32,809,566
DIGITAL INFRASTRUCTURE 24.5%
Cloud Computing 8.7%
Microsoft Corp. ............... 151,555 56,101,114
NVIDIA Corp. ................ 449,313 78,360,187
134,461,301
Efficient IT 15.8%
ASML Holding NV ............. 29,050 38,629,431
a
Autodesk, Inc. ................ 61,206 14,652,716
Hoya Corp. .................. 118,900 20,612,556
Marvell Technology, Inc. ........ 342,496 33,924,229
MediaTek, Inc. ............... 434,000 20,816,885
a
Synopsys, Inc. ............... 79,665 31,585,579
Taiwan Semiconductor
Manufacturing Co. Ltd. ........ 1,432,000 82,819,040
243,040,436
ENERGY MANAGEMENT & EFFICIENCY 25.7%
Buildings Energy Efficiency 4.9%
A O Smith Corp. .............. 396,754 26,161,959
AAON, Inc. .................. 172,143 14,244,833
Sika AG .................... 122,611 20,294,360
Trane Technologies plc ......... 37,136 15,476,057
76,177,209
Industrial Energy Efficiency 12.5%
Air Liquide SA ................ 307,176 63,492,820
Keyence Corp. ............... 65,700 23,383,114
Linde plc .................... 155,385 77,033,668
Spirax Group plc .............. 332,070 29,791,285
193,700,887
Smart & Efficient Grids 8.3%
Hubbell, Inc. , B ............... 95,359 46,796,476
a
Itron, Inc. ................... 343,301 30,770,069
Schneider Electric SE .......... 178,770 48,693,659
126,260,204
ENVIRONMENTAL SERVICES & RESOURCES 8.6%
Environmental Testing & Monitoring 6.4%
Agilent Technologies, Inc. ....... 411,536 46,906,873
Veralto Corp. ................. 327,692 28,974,527
a
Waters Corp. ................ 76,978 22,924,048
98,805,448
Finance & Investment 2.2%
RenaissanceRe Holdings Ltd. .... 113,852 33,840,230
RESOURCE EFFICIENCY & WASTE MANAGEMENT 9.9%
General Waste Management 4.4%
Waste Connections, Inc. ........ 413,498 67,168,615
Resource Circularity & Efficiency 5.5%
eBay, Inc. ................... 392,506 35,725,896
a
QXO, Inc. ................... 951,764 18,483,257
Sunbelt Rentals Holdings, Inc. .... 477,817 30,480,594
84,689,747
a a
Shares/
Principal a Value
a
Common Stocks
(continued)
SUSTAINABLE FOOD & AGRICULTURE 5.9%
Sustainable Agriculture 4.4%
Kerry Group plc , A ............. 511,041 $ 40,688,966
Zoetis, Inc. , A ................ 220,578 26,074,525
66,763,491
Technology & Logistics 1.5%
GEA Group AG ............... 323,278 23,184,759
TRANSPORT SOLUTIONS 12.2%
Advanced Road Vehicles & Devices 8.0%
Amphenol Corp. , A ............ 112,029 14,154,864
a
Aptiv plc .................... 655,868 45,543,474
Infineon Technologies AG ....... 883,497 40,080,845
TE Connectivity plc ............ 112,217 23,455,597
123,234,780
Railways 4.2%
Union Pacific Corp. ............ 268,946 65,251,679
WATER INFRASTRUCTURE & TECHNOLOGIES 10.5%
Water Distribution & Infrastructure 3.7%
Ferguson Enterprises, Inc. ...... 88,381 20,579,342
Xylem, Inc. .................. 306,277 36,600,102
57,179,444
Water Efficiency 3.4%
KLA Corp. ................... 35,235 51,880,366
Water Utilities 3.4%
Veolia Environnement SA ....... 1,391,293 52,988,799
Total Common Stocks
(Cost $ 1,207,773,729 ) .............
1,531,436,961
—
a a a a
Money Market Funds 0.6%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670%
(Cost $ 9,328,469 ) ........... 9,328,469 9,328,469
a
Total Investments 100 .0%
(Cost $ 1,217,102,198 ) .............
$1,540,765,430
d
Other Assets, less Liabilities 0.0% ..
192,736
Net Assets 100.0% ................
$1,540,958,166
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of March 31,
2026.
c
Institutional Class shares.
d
Rounds to less than 0.05%.

Schedule of Investments (Unaudited)
Impax Global Environmental Markets Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Bermuda ....................
$ 33,840,230
2.2%
France .....................
116,481,619
7.5%
Germany ...................
96,075,170
6.2%
Ireland .....................
40,688,965
2.7%
Japan ......................
43,995,669
2.8%
Netherlands .................
38,629,431
2.5%
Switzerland ..................
43,749,958
2.8%
Taiwan .....................
103,635,925
6.8%
United Kingdom ..............
29,791,286
1.9%
United States ................
984,548,708
64.0%
Money Market ................
9,328,469
0.6%
Other assets and liabilities (net)
192,736
0.0%
*
Total $1,540,958,166 100.0%
*
Rounds to less than 0.05%.

Schedule of Investments (Unaudited), March 31, 2026
Impax Global Social Leaders Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.5%
Communication Services 3.7%
a
Netflix, Inc. ................ 307 $ 29,518
Vodacom Group Ltd. ......... 6,143 52,393
81,911
Consumer Discretionary 14.7%
Autoliv, Inc. ................ 544 57,207
a
Bright Horizons Family Solutions,
Inc. .................... 689 56,588
eBay, Inc. ................. 1,178 107,221
a
MercadoLibre, Inc. .......... 34 58,787
a
On Holding AG , A ........... 1,344 45,723
325,526
Consumer Staples 5.9%
Colgate-Palmolive Co. ....... 587 50,030
Danone SA ................ 996 79,588
129,618
Financials 24.6%
a
Adyen NV , Reg S ........... 43 43,036
AIA Group Ltd. ............. 5,300 58,890
Banco Bilbao Vizcaya Argentaria
SA ..................... 3,172 68,514
HDFC Bank Ltd. , ADR ........ 1,659 41,276
Mastercard, Inc. , A .......... 207 103,430
Pinnacle Financial Partners, Inc. 743 64,002
Progressive Corp. (The) ...... 271 53,723
Prudential plc .............. 3,319 46,144
Voya Financial, Inc. .......... 937 64,016
543,031
Health Care 15.4%
Agilent Technologies, Inc. ..... 499 56,876
Alcon AG ................. 584 44,145
a
Boston Scientific Corp. ....... 614 38,529
Gilead Sciences, Inc. ........ 360 50,173
Haleon plc ................ 11,819 58,492
a
Intuitive Surgical, Inc. ........ 102 47,021
a
Waters Corp. .............. 155 46,159
341,395
Industrials 6.3%
Experian plc ............... 1,886 65,245
Recruit Holdings Co. Ltd. ..... 900 39,213
a
Uber Technologies, Inc. ....... 498 35,821
140,279
Information Technology 21.2%
a
Autodesk, Inc. .............. 121 28,967
Bentley Systems, Inc. , B ...... 1,121 39,369
Halma plc ................. 2,464 125,740
Intuit, Inc. ................. 112 48,427
NVIDIA Corp. .............. 1,013 176,667
a
Tyler Technologies, Inc. ....... 144 49,303
468,473
Real Estate 4.6%
American Tower Corp. , REIT ... 241 41,592
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Real Estate (continued)
Ventas, Inc. , REIT ........... 730 $ 59,699
101,291
Utilities 3.1%
American Water Works Co., Inc. 496 67,501
Total Common Stocks
(Cost $ 2,053,626 ) ................
2,199,025
Money Market 1.6%
b,c
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 34,648 34,648
(Cost $34,648)
a
Total Investments 101 .1%
(Cost $ 2,088,274 ) ...............
$2,233,673
Other Assets, less Liabilities ( 1 .1 ) %
(24,541)
Net Assets 100.0% ...............
$2,209,132
a
Non-income producing security.
b
Rate shown represents an annualized 7-day yield as of March 31,
2026.
c
Institutional Class shares.
ADR American Depositary Receipt
REIT Real Estate Investment Trust

Schedule of Investments (Unaudited)
Impax Global Social Leaders Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Brazil ......................
$ 58,787
2.6%
France .....................
79,588
3.6%
Hong Kong ..................
105,033
4.8%
India ......................
41,276
1.9%
Japan ......................
39,213
1.8%
Netherlands .................
43,037
1.9%
South Africa .................
52,393
2.4%
Spain ......................
68,514
3.1%
Sweden ....................
57,207
2.6%
Switzerland ..................
45,723
2.1%
United Kingdom ..............
125,740
5.7%
United States ................
1,482,514
67.0%
Money Market ................
34,648
1.6%
Other assets and liabilities (net)
(24,541)
-1.1%
Total $2,209,132 100.0%

Schedule of Investments (Unaudited), March 31, 2026
Impax Ellevate Global Women’s Leadership Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 99.0%
Communication Services 9.4%
Alphabet, Inc. , A ............ 35,678 $ 10,259,566
Alphabet, Inc. , C ............ 28,269 8,109,245
BT Group plc .............. 2,050,203 5,745,832
Deutsche Telekom AG ........ 140,874 5,257,878
Koninklijke KPN NV ......... 413,856 2,306,679
Orange SA ................ 292,281 5,992,655
Publicis Groupe SA .......... 50,684 4,195,090
Telstra Group Ltd. ........... 596,188 2,200,893
Vodafone Group plc ......... 3,903,220 5,887,429
Walt Disney Co. (The) ........ 61,467 5,924,189
55,879,456
Consumer Discretionary 11.0%
a
Amazon.com, Inc. ........... 69,066 14,384,376
Aristocrat Leisure Ltd. ........ 130,772 4,156,623
Best Buy Co., Inc. ........... 57,009 3,659,978
a
Deckers Outdoor Corp. ....... 18,100 1,811,629
eBay, Inc. ................. 41,004 3,732,184
Hermes International SCA ..... 2,557 4,843,857
Kering SA ................. 19,921 6,049,282
a
Lululemon Athletica, Inc. ...... 24,977 3,823,979
Marriott International, Inc. , A ... 18,758 6,135,179
Starbucks Corp. ............ 68,429 6,130,554
a
Ulta Beauty, Inc. ............ 10,247 5,356,209
Williams-Sonoma, Inc. ....... 29,582 5,393,686
65,477,536
Consumer Staples 5.6%
Coca-Cola Co. (The) ......... 98,972 7,526,821
Coles Group Ltd. ............ 115,268 1,748,012
Diageo plc ................ 126,063 2,344,420
L'Oreal SA ................ 5,289 2,159,448
Procter & Gamble Co. (The) ... 49,789 7,191,523
Target Corp. ............... 51,029 6,184,715
Woolworths Group Ltd. ....... 227,717 5,750,365
32,905,304
Financials 18.6%
Allianz SE ................. 6,292 2,657,229
American Express Co. ....... 15,045 4,550,812
Amundi SA , Reg S .......... 23,284 2,000,976
Aviva plc .................. 308,742 2,477,775
AXA SA ................... 53,236 2,446,277
Bank of New York Mellon Corp.
(The) ................... 49,507 5,873,015
Canadian Imperial Bank of
Commerce ............... 41,836 3,964,962
Citigroup, Inc. .............. 60,823 6,897,936
DNB Bank ASA ............. 193,182 6,044,405
Fidelity National Information
Services, Inc. ............. 35,504 1,665,493
JPMorgan Chase & Co. ....... 37,911 11,151,900
National Bank of Canada ..... 45,216 5,851,004
NatWest Group plc .......... 268,711 1,990,597
PayPal Holdings, Inc. ........ 38,283 1,731,540
PNC Financial Services Group,
Inc. (The) ................ 9,109 1,895,492
Progressive Corp. (The) ...... 8,133 1,612,286
Prudential Financial, Inc. ...... 54,459 5,320,100
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Financials (continued)
Royal Bank of Canada ....... 32,382 $ 5,234,753
Societe Generale SA ......... 57,440 4,194,091
Standard Chartered plc ....... 263,634 5,494,093
State Street Corp. ........... 45,688 5,782,273
Sun Life Financial, Inc. ....... 88,591 5,550,072
UniCredit SpA .............. 68,068 4,883,458
Westpac Banking Corp. ....... 226,502 6,259,444
Willis Towers Watson plc ...... 15,903 4,623,002
110,152,985
Health Care 12.7%
AstraZeneca plc ............ 9,482 1,854,110
a
Biogen, Inc. ............... 28,728 5,266,704
Bristol-Myers Squibb Co. ...... 103,727 6,291,042
Cardinal Health, Inc. ......... 28,628 6,049,383
Elevance Health, Inc. ........ 13,920 4,075,080
Eli Lilly & Co. .............. 10,331 9,502,144
Gilead Sciences, Inc. ........ 49,658 6,920,835
GSK plc .................. 240,878 6,635,100
a
Intuitive Surgical, Inc. ........ 3,720 1,714,883
Johnson & Johnson ......... 44,946 10,986,600
Koninklijke Philips NV ........ 72,049 1,970,701
Merck & Co., Inc. ........... 32,068 3,857,460
Sanofi SA ................. 19,456 1,878,863
Stryker Corp. .............. 5,352 1,758,614
a
Vertex Pharmaceuticals, Inc. ... 4,134 1,845,996
Zoetis, Inc. , A .............. 38,347 4,532,999
75,140,514
Industrials 8.7%
Cie de Saint-Gobain SA ...... 67,736 5,608,164
Cummins, Inc. .............. 10,979 5,906,922
Metso OYJ ................ 336,759 5,836,134
Otis Worldwide Corp. ........ 59,984 4,623,567
Qantas Airways Ltd. ......... 743,619 4,368,205
Schneider Electric SE ........ 24,196 6,590,545
Stantec, Inc. ............... 42,433 3,668,315
Thomson Reuters Corp. ...... 19,818 1,788,763
Veralto Corp. ............... 57,276 5,064,344
Wolters Kluwer NV .......... 33,823 2,526,181
WW Grainger, Inc. ........... 5,392 5,881,647
51,862,787
b
Information Technology 27.0%
Accenture plc , A ............ 21,690 4,300,910
Apple, Inc. ................ 109,665 27,831,880
a
Autodesk, Inc. .............. 24,611 5,891,874
Broadcom, Inc. ............. 48,325 14,957,071
Cisco Systems, Inc. ......... 95,812 7,434,053
Hewlett Packard Enterprise Co. . 227,904 5,426,394
a
Intel Corp. ................. 114,055 5,033,247
Intuit, Inc. ................. 9,496 4,105,881
Lam Research Corp. ......... 27,095 5,789,118
Microsoft Corp. ............. 58,801 21,766,366
NVIDIA Corp. .............. 199,848 34,853,491
Oracle Corp. ............... 28,747 4,228,971
Seagate Technology Holdings plc 13,958 5,468,186
a
ServiceNow, Inc. ............ 16,477 1,722,670
a
Synopsys, Inc. ............. 14,095 5,588,386

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
b
Information Technology (continued)
a
Twilio, Inc. , A ............... 45,156 $ 5,681,528
160,080,026
Materials 3.2%
Fortescue Ltd. .............. 417,808 5,970,310
Newmont Corp. ............. 66,299 7,176,867
Rio Tinto Ltd. .............. 20,578 2,337,940
Yara International ASA ....... 55,297 3,232,354
18,717,471
Utilities 2.8%
American Water Works Co., Inc. 37,714 5,132,498
Edison International ......... 79,958 5,851,326
Iberdrola SA ............... 89,832 2,056,629
National Grid plc ............ 203,460 3,434,424
16,474,877
Total Common Stocks
(Cost $ 424,194,984 ) ..............
586,690,956
Money Market 0.8%
c,d
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 4,732,627 4,732,627
(Cost $4,732,627)
a
Total Investments 99 .8%
(Cost $ 428,927,611 ) .............
$591,423,583
Other Assets, less Liabilities 0 .2%
1,228,434
Net Assets 100.0% ...............
$592,652,017
a
Non-income producing security.
b
Broad industry sectors used for financial reporting.
c
Rate shown represents an annualized 7-day yield as of March 31,
2026.
d
Institutional Class shares.

Schedule of Investments (Unaudited)
Impax Ellevate Global Women’s Leadership Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

Summary Of Investments
by Country
Country Value
Percent of
Net Assets
Australia ....................
$ 32,791,792
5.6%
Brazil ......................
3,232,354
0.6%
Canada .....................
26,057,869
4.4%
Finland .....................
5,836,134
1.0%
France .....................
37,489,840
6.2%
Germany ...................
7,915,107
1.3%
Italy .......................
4,883,457
0.8%
Netherlands .................
6,803,561
1.1%
Norway .....................
6,044,405
1.0%
Spain ......................
2,056,629
0.3%
United Kingdom ..............
29,228,681
4.9%
United States ................
424,351,127
71.8%
Money Market ................
4,732,627
0.8%
Other assets and liabilities (net)
1,228,434
0.2%
Total $592,652,017 100.0%

Schedule of Investments (Unaudited), March 31, 2026
Impax International Sustainable Economy Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 98.1%
Australia 6.4%
ANZ Group Holdings Ltd. ..... 710,845 $ 17,874,375
Aristocrat Leisure Ltd. ........ 362,989 11,537,701
Brambles Ltd. .............. 1,160,160 18,207,872
Coles Group Ltd. ............ 421,985 6,399,304
Commonwealth Bank of Australia 100,079 11,719,933
CSL Ltd. .................. 71,200 6,993,190
Goodman Group , REIT ....... 315,181 5,658,603
QBE Insurance Group Ltd. .... 1,277,155 18,846,670
Suncorp Group Ltd. .......... 307,102 3,446,506
Westpac Banking Corp. ....... 124,395 3,437,689
104,121,843
Austria 0.3%
Erste Group Bank AG ........ 39,113 4,225,193
Belgium 1.1%
KBC Group NV ............. 124,419 15,227,890
Syensqo SA ............... 40,011 2,332,342
17,560,232
Denmark 1.7%
Novo Nordisk A/S , B ......... 236,554 8,656,575
a
Orsted A/S , Reg S ........... 537,309 13,324,743
Tryg A/S .................. 228,526 5,446,986
27,428,304
Finland 1.1%
Kone OYJ , B ............... 45,599 2,911,074
Nokia OYJ ................ 632,461 5,073,616
Sampo OYJ , A ............. 1,009,272 10,734,750
18,719,440
France 8.3%
Air Liquide SA .............. 28,062 5,800,373
AXA SA ................... 580,024 26,653,009
BNP Paribas SA ............ 291,859 27,803,545
Carrefour SA ............... 847,519 15,692,540
Credit Agricole SA ........... 775,499 14,474,184
Danone SA ................ 85,685 6,846,843
Dassault Systemes SE ....... 523,204 10,591,872
Hermes International SCA ..... 2,187 4,142,947
L'Oreal SA ................ 33,837 13,815,325
Pernod Ricard SA ........... 35,113 2,611,069
Unibail-Rodamco-Westfield , REIT 58,593 6,464,307
134,896,014
Germany 8.9%
Allianz SE ................. 40,741 17,205,683
E.ON SE .................. 171,362 3,753,079
Fresenius SE & Co. KGaA ..... 56,331 2,923,340
GEA Group AG ............. 152,303 10,922,823
Infineon Technologies AG ..... 546,169 24,777,577
Mercedes-Benz Group AG .... 257,932 15,853,247
Merck KGaA ............... 55,114 7,002,442
Muenchener
Rueckversicherungs-
Gesellschaft AG ........... 30,029 18,964,554
Siemens AG ............... 123,532 30,096,606
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Germany (continued)
Siemens Energy AG ......... 79,977 $ 13,792,000
145,291,351
Hong Kong 1.8%
AIA Group Ltd. ............. 1,830,800 20,342,619
Hong Kong Exchanges &
Clearing Ltd. ............. 63,800 3,218,582
MTR Corp. Ltd. ............. 1,405,999 5,761,737
29,322,938
Ireland 0.4%
AIB Group plc .............. 327,295 3,493,912
Bank of Ireland Group plc ..... 205,472 3,727,928
7,221,840
Italy 5.7%
BPER Banca SpA ........... 1,046,724 13,717,547
Enel SpA ................. 2,496,040 27,288,780
Generali .................. 600,091 24,142,566
Intesa Sanpaolo SpA ......... 3,333,538 20,160,854
a
Telecom Italia SpA .......... 6,005,135 4,216,228
UniCredit SpA .............. 38,085 2,732,363
92,258,338
Japan 23.0%
Advantest Corp. ............ 145,600 20,093,771
Ajinomoto Co., Inc. .......... 254,700 7,200,684
Astellas Pharma, Inc. ........ 987,300 16,094,783
Bridgestone Corp. ........... 137,200 2,859,010
Chugai Pharmaceutical Co. Ltd. 123,000 6,783,264
Daifuku Co. Ltd. ............ 186,400 6,581,613
Daiichi Sankyo Co. Ltd. ....... 1,090,200 19,504,403
Daiwa House Industry Co. Ltd. . 93,200 2,923,960
FANUC Corp. .............. 86,300 3,008,154
Fujitsu Ltd. ................ 983,600 20,115,274
Hitachi Ltd. ................ 1,004,700 29,473,368
Kajima Corp. ............... 101,300 3,864,461
Kao Corp. ................. 563,400 21,931,793
KDDI Corp. ................ 1,397,100 23,788,045
Mitsubishi Estate Co. Ltd. ..... 207,600 5,762,241
Mitsubishi UFJ Financial Group,
Inc. .................... 308,900 5,230,893
NEC Corp. ................ 737,700 18,356,259
Nitto Denko Corp. ........... 155,200 3,104,656
Nomura Holdings, Inc. ........ 488,400 3,845,680
Nomura Research Institute Ltd. . 124,000 3,393,588
Obayashi Corp. ............. 151,500 3,669,401
Panasonic Holdings Corp. ..... 295,500 4,955,937
Recruit Holdings Co. Ltd. ..... 488,700 21,292,644
Sekisui Chemical Co. Ltd. ..... 249,400 4,187,093
SoftBank Corp. ............. 13,537,800 18,115,247
Sompo Holdings, Inc. ........ 182,400 7,100,511
Sony Group Corp. ........... 1,467,100 30,578,379
Sumitomo Electric Industries Ltd. 177,400 10,079,884
Takeda Pharmaceutical Co. Ltd. 109,500 4,032,655
Tokio Marine Holdings, Inc. .... 137,900 6,473,160
Tokyo Electron Ltd. .......... 113,900 28,298,564
Toyota Motor Corp. .......... 228,800 4,756,146

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
Japan (continued)
Yokogawa Electric Corp. ...... 250,000 $ 7,725,941
375,181,462
Netherlands 4.9%
ASML Holding NV ........... 42,993 57,170,227
ING Groep NV ............. 221,054 5,737,828
Koninklijke Ahold Delhaize NV .. 256,461 11,943,183
Wolters Kluwer NV .......... 79,672 5,950,563
80,801,801
Norway 1.1%
Norsk Hydro ASA ........... 1,748,550 18,636,739
Portugal 1.6%
EDP SA .................. 3,691,103 19,532,209
Jeronimo Martins SGPS SA ... 266,009 6,360,635
25,892,844
Singapore 1.6%
DBS Group Holdings Ltd. ..... 76,100 3,386,460
United Overseas Bank Ltd. .... 791,800 22,665,876
26,052,336
Spain 3.9%
Acciona SA ................ 15,008 3,946,540
ACS Actividades de Construccion
y Servicios SA ............ 74,078 9,034,209
Banco Bilbao Vizcaya Argentaria
SA ..................... 157,398 3,399,729
Banco de Sabadell SA ....... 898,581 3,218,983
Banco Santander SA ......... 431,836 4,841,192
CaixaBank SA .............. 590,538 7,079,168
Iberdrola SA ............... 1,368,838 31,338,405
62,858,226
Sweden 0.6%
Assa Abloy AB , B ........... 88,890 3,213,186
SKF AB , B ................ 128,933 3,108,052
Svenska Handelsbanken AB , A . 226,103 2,980,880
9,302,118
Switzerland 4.4%
ABB Ltd. .................. 357,739 29,087,031
Logitech International SA ..... 134,105 12,453,599
SGS SA .................. 56,908 5,997,477
Sika AG .................. 34,865 5,770,794
Sonova Holding AG .......... 46,911 10,696,339
Zurich Insurance Group AG .... 12,172 8,603,395
72,608,635
United Kingdom 13.1%
3i Group plc ............... 173,002 5,638,309
AstraZeneca plc ............ 61,410 12,008,111
Autotrader Group plc , Reg S ... 544,937 3,410,806
Barratt Redrow plc .......... 2,027,020 7,050,148
Diageo plc ................ 523,435 9,734,433
a a
Shares/
Principal
a
Value
a a a a a
Common Stocks
(continued)
United Kingdom (continued)
HSBC Holdings plc .......... 2,644,391 $ 43,427,758
J Sainsbury plc ............. 1,637,389 7,346,971
Legal & General Group plc .... 1,772,888 5,826,303
National Grid plc ............ 1,115,773 18,834,353
Reckitt Benckiser Group plc ... 137,121 9,220,063
RELX plc ................. 550,984 18,051,542
Schroders plc .............. 599,632 4,616,900
Segro plc , REIT ............ 345,503 2,961,846
SSE plc .................. 501,656 17,341,547
Tesco plc ................. 2,310,885 14,523,985
United Utilities Group plc ...... 668,494 11,655,972
Vodafone Group plc ......... 14,265,634 21,517,595
213,166,642
United States 8.2%
Experian plc ............... 168,348 5,823,914
GSK plc .................. 783,978 21,595,049
Holcim AG ................ 138,029 11,409,747
Novartis AG ............... 283,662 43,540,539
Schneider Electric SE ........ 108,982 29,684,692
Swiss Re AG ............... 133,197 22,374,063
134,428,004
Total Common Stocks
(Cost $ 1,252,019,470 ) ............
1,599,974,300
Rights
b
Rights 0.0%
b
Italy 0.0%
a,c,d
Telecom Italia SpA , 4/01/26 .... 6,005,135 63
Total Rights
(Cost $ – ) .......................
63
Total Long Term Investments
(Cost $ 1,252,019,470 ) ............
1,599,974,363
a
Money Market 1.3%
e,f
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 20,687,095 20,687,095
(Cost $20,687,095)
a
Total Investments 99 .4%
(Cost $ 1,272,706,565 ) ............
$1,620,661,458
Other Assets, less Liabilities 0 .6% .
10,859,666
Net Assets 100.0% ...............
$1,631,521,124

Schedule of Investments (Unaudited)
Impax International Sustainable Economy Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a
Non-income producing security.
b
Rounds to less than 0.05%.
c
Security valued using significant unobservable inputs.
d
Illiquid security.
e
Rate shown represents an annualized 7-day yield as of March 31,
2026.
f
Institutional Class shares.
REIT Real Estate Investment Trust
Summary Of Investments by Sector
Sector Value
Percent of
Net Assets
Communication Services ........
$ 71,047,984
4.4%
Consumer Discretionary ........
91,813,399
5.6%
Consumer Staples ............
133,626,825
8.2%
Financials ...................
454,044,427
27.8%
Health Care .................
159,830,689
9.8%
Industrials ...................
263,719,511
16.2%
Information Technology .........
208,050,289
12.7%
Materials ....................
47,054,652
2.9%
Real Estate ..................
23,770,957
1.5%
Utilities .....................
147,015,630
9.0%
Money Market ................
20,687,095
1.3%
Other assets and liabilities (net)
10,859,666
0.6%
Total $1,631,521,124 100.0%

Schedule of Investments (Unaudited), March 31, 2026
Impax Core Bond Fund
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
BONDS: 98.4%
a
Community Investment Notes 0.0%
a
Financials 0.0%
b
Envest Microfinance Cooperative ,
4.000%, 4/20/26 ........... 250,000 $ 249,803
Total Community Investment Notes
(Cost $ 250,000 ) .................
249,803
Corporate Bonds 29 .8%
Communication Services 4.9%
Alphabet, Inc. ,
4.700%, 11/15/35 ......... 2,000,000 1,976,743
5.250%, 5/15/55 .......... 1,000,000 944,959
AT&T, Inc. ,
5.400%, 2/15/34 .......... 3,750,000 3,835,922
5.375%, 8/15/35 .......... 3,000,000 3,040,047
5.850%, 4/30/46 .......... 4,025,000 3,924,655
c
Black Pearl Compute LLC , 144A,
6.125%, 2/15/31 ........... 1,125,000 1,146,428
Charter Communications
Operating LLC / Charter
Communications Operating
Capital Corp. , 6.100%, 6/01/29 2,000,000 2,072,116
c
Nexstar Media, Inc. , 144A,
6.500%, 9/15/33 ........... 1,000,000 1,008,224
c
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 2,000,000 1,873,964
Sprint Capital Corp. , 8.750%,
3/15/32 ................. 5,000,000 5,947,870
c
SV RNO Property Owner 1 LLC ,
144A, 5.875%, 3/01/31 ...... 1,000,000 989,088
T-Mobile USA, Inc. , 5.300%,
5/15/35 ................. 4,500,000 4,539,141
Verizon Communications, Inc. ,
4.750%, 1/15/33 .......... 2,000,000 1,975,985
5.250%, 4/02/35 .......... 2,500,000 2,503,972
4.812%, 3/15/39 .......... 3,500,000 3,264,743
2.650%, 11/20/40 ......... 600,000 421,450
3.400%, 3/22/41 .......... 600,000 460,989
Walt Disney Co. (The) , 4.750%,
9/15/44 ................. 2,500,000 2,222,875
42,149,171
Consumer Discretionary 1.3%
c
Allison Transmission, Inc. ,
144A, 4.750%, 10/01/27 .... 1,000,000 994,376
144A, 5.875%, 6/01/29 ..... 1,000,000 1,007,605
Amazon.com, Inc. ,
4.550%, 3/13/33 .......... 500,000 495,334
4.350%, 3/20/33 .......... 1,500,000 1,473,305
5.800%, 3/13/56 .......... 1,000,000 999,902
Aptiv Swiss Holdings Ltd. ,
5.150%, 9/13/34 ........... 1,300,000 1,328,034
c
Gap, Inc. (The) , 144A, 3.625%,
10/01/29 ................ 1,000,000 934,840
c
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 1,000,000 1,027,289
Lowe's Cos., Inc. ,
4.250%, 3/15/31 .......... 1,250,000 1,227,394
5.750%, 7/01/53 .......... 750,000 725,511
a a
Shares/
Principal
a
Value
a a a a
Consumer Discretionary (continued)
Massachusetts Institute of
Technology , 3.067%, 4/01/52 . 700,000 $ 468,571
Toyota Motor Corp. , 5.275%,
7/13/26 ................. 500,000 500,905
11,183,066
Consumer Staples 1.0%
c
Albertsons Cos., Inc. , 144A,
5.625%, 3/31/32 ........... 1,000,000 985,331
c
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC , 144A, 5.500%,
3/31/31 ................. 393,000 389,039
Church & Dwight Co., Inc. ,
3.950%, 8/01/47 ........... 1,500,000 1,179,595
Haleon US Capital LLC , 3.625%,
3/24/32 ................. 2,250,000 2,115,165
Kraft Heinz Foods Co. , 5.200%,
7/15/45 ................. 1,000,000 874,971
Kroger Co. (The) , 5.500%,
9/15/54 ................. 2,000,000 1,858,701
Walmart, Inc. , 4.500%, 9/09/52 .
1,000,000 863,073
8,265,875
Financials 8.9%
c
200 Park Funding Trust , 144A,
5.740%, 2/15/55 ........... 1,000,000 961,418
ACE Capital Trust II , 9.700%,
4/01/30 ................. 500,000 588,642
Aon North America, Inc. , 5.450%,
3/01/34 ................. 2,000,000 2,043,301
Assured Guaranty US Holdings,
Inc. ,
6.125%, 9/15/28 .......... 750,000 776,740
3.150%, 6/15/31 .......... 1,000,000 927,090
c
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 1,000,000 1,005,719
Bank of America Corp. ,
5.872% to 9/14/33, FRN
thereafter , 9/15/34 ......... 6,000,000 6,284,860
5.468% to 1/22/34, FRN
thereafter , 1/23/35 ......... 2,000,000 2,042,242
5.875%, 2/07/42 .......... 2,500,000 2,576,764
BlueHub Loan Fund, Inc. , 2020 ,
2.890%, 1/01/27 ........... 1,000,000 979,846
Chubb INA Holdings LLC ,
4.900%, 8/15/35 .......... 1,000,000 985,036
4.350%, 11/03/45 ......... 250,000 210,758
Citigroup, Inc. , 2.572% to 6/02/30,
FRN thereafter , 6/03/31 ..... 2,000,000 1,833,844
Citizens Financial Group, Inc. ,
6.645% to 4/24/34, FRN
thereafter , 4/25/35 ......... 2,250,000 2,412,569
c
Corebridge Global Funding , 144A,
4.550%, 1/09/31 ........... 1,000,000 987,816

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
Goldman Sachs Group, Inc. (The) ,
4.516% to 1/20/31, FRN
thereafter , 1/21/32 ......... 2,000,000 $ 1,970,104
5.065% to 1/20/36, FRN
thereafter , 1/21/37 ......... 1,000,000 978,045
Sub. Bond , 5.387% to 2/01/36,
FRN thereafter , 2/02/41 ..... 2,000,000 1,933,034
HSBC Holdings plc , Junior Sub.
Bond , 7.05% to 12/04/30, FRN
thereafter , Perpetual ....... 1,000,000 1,007,999
c
Intesa Sanpaolo SpA , Sub. Bond ,
144A, 4.95% to 5/31/41, FRN
thereafter , 6/01/42 ......... 1,500,000 1,257,220
JPMorgan Chase & Co. ,
4.347% to 1/21/31, FRN
thereafter , 1/22/32 ......... 3,800,000 3,747,176
5.766% to 4/21/34, FRN
thereafter , 4/22/35 ......... 2,500,000 2,604,800
5.294% to 7/21/34, FRN
thereafter , 7/22/35 ......... 3,000,000 3,038,161
Sub. Bond , 5.576% to 7/22/35,
FRN thereafter , 7/23/36 ..... 1,000,000 1,013,071
M&T Bank Corp. , 6.082% to
3/12/31, FRN thereafter , 3/13/32 4,250,000 4,456,685
MetLife, Inc. , Sub. Bond , 5.85% to
3/14/36, FRN thereafter , 3/15/56 1,750,000 1,718,503
Morgan Stanley ,
4.493% to 1/15/31, FRN
thereafter , 1/16/32 ......... 5,000,000 4,917,375
5.424% to 7/20/33, FRN
thereafter , 7/21/34 ......... 5,000,000 5,075,210
Nasdaq, Inc. , 5.350%, 6/28/28 .
1,319,000 1,346,590
OneMain Finance Corp. , 3.500%,
1/15/27 ................. 2,000,000 1,963,489
PNC Financial Services Group,
Inc. (The) , 5.575% to 1/28/35,
FRN thereafter , 1/29/36 ..... 1,300,000 1,327,637
Principal Financial Group, Inc. ,
5.375%, 3/15/33 ........... 1,000,000 1,021,751
Prudential Financial, Inc. ,
5.800%, 11/16/41 ......... 875,000 865,764
Junior Sub. Bond , 4.5% to
9/14/27, FRN thereafter ,
9/15/47 ................. 1,000,000 976,092
Travelers Cos., Inc. (The) ,
5.350%, 11/01/40 ......... 1,000,000 990,225
5.450%, 5/25/53 .......... 1,000,000 959,257
5.700%, 7/24/55 .......... 250,000 248,437
c
UBS Group AG , Junior Sub. Bond ,
144A, 7% to 7/07/36, FRN
thereafter , Perpetual ....... 2,000,000 1,934,401
Unum Group , 6.000%, 6/15/54 .
1,000,000 947,793
Wells Fargo & Co. , 5.499% to
1/22/34, FRN thereafter , 1/23/35 3,250,000 3,309,387
c
WLB Asset VI Pte. Ltd. , 144A,
7.250%, 12/21/27 .......... 987,888 1,023,558
a a
Shares/
Principal
a
Value
a a a a
Financials (continued)
c
WLB Asset VII Pte. Ltd. , 144A,
5.880%, 7/30/29 ........... 925,000 $ 923,088
76,171,497
Health Care 3.2%
AbbVie, Inc. , 5.550%, 3/15/56 ..
1,000,000 978,710
Agilent Technologies, Inc. ,
4.750%, 9/09/34 ........... 1,000,000 986,360
Amgen, Inc. ,
4.850%, 2/19/36 .......... 2,000,000 1,965,823
6.400%, 2/01/39 .......... 2,000,000 2,164,389
Augusta SpinCo Corp. , 5.245%,
3/23/36 ................. 2,700,000 2,701,686
c
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 2,000,000 1,953,227
CVS Health Corp. ,
5.125%, 2/21/30 .......... 2,000,000 2,028,629
4.780%, 3/25/38 .......... 1,000,000 922,078
Elevance Health, Inc. ,
4.000%, 9/15/28 .......... 1,000,000 991,483
5.375%, 6/15/34 .......... 1,000,000 1,013,503
5.650%, 6/15/54 .......... 1,000,000 942,698
GE HealthCare Technologies,
Inc. , 5.500%, 6/15/35 ....... 2,000,000 2,041,599
HCA, Inc. ,
5.500%, 3/01/32 .......... 1,500,000 1,538,249
4.600%, 11/15/32 ......... 750,000 729,769
7.500%, 11/06/33 ......... 1,000,000 1,134,262
Humana, Inc. , Junior Sub. Bond ,
6.625% to 9/14/31, FRN
thereafter , 9/15/56 ......... 800,000 769,076
c
IQVIA, Inc. , 144A, 5.000%,
10/15/26 ................ 1,000,000 1,001,373
Kaiser Foundation Hospitals ,
2021 , 2.810%, 6/01/41 ...... 1,000,000 727,008
Laboratory Corp. of America
Holdings , 4.350%, 4/01/30 ... 1,500,000 1,487,320
c
Roche Holdings, Inc. , 144A,
4.075%, 12/02/30 .......... 1,000,000 987,936
27,065,178
Industrials 1.9%
AGCO Corp. , 5.450%, 3/21/27 .
2,000,000 2,014,035
American Museum of Natural
History (The) , 2021 , 3.121%,
7/15/52 ................. 750,000 553,531
Burlington Northern Santa Fe
LLC ,
5.500%, 3/15/55 .......... 250,000 241,188
5.550%, 3/15/56 .......... 750,000 727,746
California Endowment (The) ,
2021 , 2.498%, 4/01/51 ...... 1,000,000 591,893
Carrier Global Corp. , 3.377%,
4/05/40 ................. 1,000,000 788,229
c
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,000,000 2,032,541
Deere & Co. , 5.450%, 1/16/35 ..
1,000,000 1,039,188

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Industrials (continued)
c
Esab Corp. , 144A, 6.250%,
4/15/29 ................. 1,000,000 $ 1,016,149
Howmet Aerospace, Inc. , 5.950%,
2/01/37 ................. 2,500,000 2,667,127
Local Initiatives Support Corp. ,
4.600%, 7/15/26 ........... 500,000 500,823
Nature Conservancy (The) ,
A , 1.861%, 7/01/33 ........ 266,000 214,293
A , 3.957%, 3/01/52 ........ 750,000 594,735
Pentair Finance SARL , 5.900%,
7/15/32 ................. 1,705,000 1,784,211
Republic Services, Inc. , 6.200%,
3/01/40 ................. 1,500,000 1,629,504
16,395,193
Information Technology 1.7%
Apple, Inc. ,
4.750%, 5/12/35 .......... 2,000,000 2,033,061
2.650%, 2/08/51 .......... 3,000,000 1,818,509
c
Ciena Corp. , 144A, 4.000%,
1/31/30 ................. 1,000,000 951,944
Cisco Systems, Inc. , 5.900%,
2/15/39 ................. 3,500,000 3,698,197
Hewlett Packard Enterprise Co. ,
4.400%, 10/15/30 .......... 2,500,000 2,455,190
c
Kioxia Holdings Corp. , 144A,
6.250%, 7/24/30 ........... 1,000,000 1,017,029
Oracle Corp. , 5.700%, 2/04/36 .
800,000 769,537
c
Seagate Data Storage Technology
Pte. Ltd. , 144A, 5.875%,
7/15/30 ................. 2,000,000 2,034,220
14,777,687
Materials 0.5%
Steel Dynamics, Inc. , 5.250%,
5/15/35 ................. 1,500,000 1,501,413
Vulcan Materials Co. , 5.350%,
12/01/34 ................ 3,000,000 3,049,394
4,550,807
Real Estate 0.9%
Brixmor Operating Partnership LP ,
5.200%, 4/01/32 ........... 1,500,000 1,510,331
Century Housing Corp. , 4.150%,
12/15/28 ................ 500,000 496,629
Kimco Realty OP LLC , 4.850%,
3/01/35 ................. 2,750,000 2,695,098
Welltower OP LLC , 6.500%,
3/15/41 ................. 2,549,000 2,801,860
7,503,918
Utilities 5.5%
Ameren Corp. , 5.375%, 3/15/35
1,000,000 1,011,354
American Electric Power Co., Inc. ,
C , Junior Sub. Bond , 5.8% to
3/14/31, FRN thereafter , 3/15/56 1,000,000 988,505
a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
American Water Capital Corp. ,
5.200%, 4/01/36 ........... 2,500,000 $ 2,506,237
Consolidated Edison Co. of New
York, Inc. , 5.125%, 3/15/35 .. 2,000,000 2,011,731
Constellation Energy Generation
LLC ,
3.900%, 1/08/28 .......... 1,000,000 992,433
4.400%, 1/15/31 .......... 1,000,000 987,375
DTE Electric Co. , A , 4.850%,
3/01/36 ................. 1,500,000 1,472,518
DTE Energy Co. , 5.050%,
10/01/35 ................ 1,750,000 1,725,366
Duke Energy Corp. ,
5.450%, 6/15/34 .......... 2,000,000 2,045,160
4.950%, 9/15/35 .......... 1,000,000 975,208
Essential Utilities, Inc. ,
5.250%, 8/15/35 .......... 2,750,000 2,747,693
5.125%, 3/15/36 .......... 917,000 904,558
Eversource Energy , A , Junior Sub.
Bond , 6.1% to 8/14/31, FRN
thereafter , 8/15/56 ......... 1,500,000 1,482,093
Florida Power & Light Co. ,
5.600%, 6/15/54 ........... 1,000,000 979,666
c
ITC Holdings Corp. , 144A,
4.875%, 4/15/31 ........... 2,000,000 2,001,821
MidAmerican Energy Co. ,
3.650%, 4/15/29 ........... 1,000,000 982,244
c
Niagara Mohawk Power Corp. ,
144A, 4.647%, 10/03/30 ..... 2,000,000 1,992,909
NiSource, Inc. ,
5.350%, 7/15/35 .......... 2,000,000 2,014,494
Junior Sub. Bond , 6.375%
to 3/30/35, FRN thereafter ,
3/31/55 ................. 1,000,000 1,026,754
Northern States Power Co. ,
5.400%, 3/15/54 ........... 2,000,000 1,903,650
NSTAR Electric Co. , 5.200%,
3/01/35 ................. 2,000,000 2,015,869
PG&E Energy Recovery Funding
LLC , A-3 , 2.822%, 7/15/46 ... 750,000 554,964
PG&E Recovery Funding LLC ,
A-2 , 5.256%, 1/15/38 ...... 1,000,000 1,030,987
A-3 , 5.536%, 7/15/47 ...... 2,625,000 2,596,952
PPL Electric Utilities Corp. ,
5.550%, 8/15/55 ........... 750,000 729,646
SCE Recovery Funding LLC ,
5.541%, 9/15/50 .......... 750,000 736,525
A-1 , 4.697%, 6/15/40 ...... 1,978,585 1,911,579
A-2 , 2.943%, 11/15/42 ...... 1,450,000 1,233,816
A-2 , 5.112%, 12/15/47 ...... 880,000 826,151
Southern Power Co. , A , 4.250%,
10/01/30 ................ 1,000,000 987,504
Southwestern Public Service Co. ,
6.000%, 6/01/54 ........... 1,000,000 1,008,137
Union Electric Co. ,
5.250%, 4/15/35 .......... 1,000,000 1,011,764

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Utilities (continued)
Union Electric Co., (continued)
5.125%, 3/15/55 .......... 1,500,000 $ 1,360,323
46,755,986
Total Corporate Bonds
(Cost $ 258,520,898 ) ..............
254,818,378
Foreign Government and Agency Securities 1.7%
c
Caisse d'Amortissement de la
Dette Sociale , 144A, 4.000%,
3/03/33 ................. 3,000,000 2,912,599
Export-Import Bank of Korea ,
3.750%, 1/13/29 ........... 800,000 794,723
c
Kommunalbanken A/S ,
144A, 1.125%, 10/26/26 ..... 1,500,000 1,477,387
144A, 4.125%, 8/29/30 ...... 1,000,000 1,005,939
144A, 3.750%, 1/14/31 ...... 800,000 791,886
c
Kommuninvest I Sverige AB ,
144A, 4.000%, 11/29/28 ..... 1,000,000 1,002,843
Kreditanstalt fuer Wiederaufbau ,
4.625%, 3/18/30 ........... 3,000,000 3,083,698
3.750%, 7/15/30 ........... 600,000 596,562
3.750%, 3/14/31 ........... 1,591,000 1,578,565
c
Ontario Teachers' Finance Trust ,
144A, 1.250%, 9/27/30 ...... 1,000,000 885,421
Total Foreign Government and
Agency Securities
(Cost $ 14,319,270 ) ...............
14,129,623
U.S. Government and Agency Securities 22.7%
FFCB Funding Corp. ,
1.000%, 10/07/26 .......... 3,000,000 2,957,085
1.850%, 3/28/30 ........... 1,095,000 1,011,334
2.020%, 4/01/31 ........... 780,000 711,070
1.880%, 6/16/31 ........... 1,220,000 1,096,939
2.500%, 4/14/36 ........... 3,000,000 2,509,364
FHLB , 2.000%, 3/25/30 .......
1,666,667 1,544,789
U.S. Treasury Bonds ,
4.875%, 8/15/45 ........... 34,000,000 33,896,406
Index Linked, 1.000%, 2/15/48 1,000,000 948,355
1.875%, 11/15/51 .......... 17,000,000 9,344,023
4.625%, 11/15/55 .......... 24,000,000 22,935,000
U.S. Treasury Notes ,
3.500%, 1/31/28 ........... 48,000,000 47,730,000
3.500%, 1/15/29 ........... 47,000,000 46,603,438
3.750%, 1/31/31 ........... 20,000,000 19,831,250
United States International
Development Finance Corp. ,
3.520%, 9/20/32 ........... 928,571 902,408
d
FRN, 3.850%, ( 3-month U.S.
Treasury Bill Rate ), 9/15/26 .. 166,667 166,667
1.650%, 4/15/28 ........... 500,000 482,302
1.440%, 4/15/28 ........... 1,000,000 961,614
a a
Shares/
Principal
a
Value
a a a a
U.S. Government and Agency Securities
(continued)
United States International
Development Finance Corp.,
(continued)
3.130%, 4/15/28 ........... 1,000,000 $ 983,133
Total U.S. Government and Agency
Securities
(Cost $ 197,004,225 ) ..............
194,615,177
Asset-Backed Securities 6.3%
Financials 6.3%
c ,d
AGL CLO 23 Ltd. , 2022-23A , A1R ,
144A, FRN , 4.818%, ( 3-month
SOFR + 1.150% ), 4/20/38 . ... 2,600,000 2,592,395
c
Aqua Finance Issuer Trust , 2025-
B , A , 144A, 4.790%, 5/17/51 . . 1,551,896 1,560,026
c
CCG Receivables Trust , 2025-2 ,
D , 144A, 5.080%, 8/15/34 . ... 1,000,000 995,996
c ,d
CIFC Funding Ltd. , 2019-5A ,
A1R2 , 144A, FRN , 4.942%,
( 3-month SOFR + 1.270% ),
10/15/38 . ................ 2,360,000 2,356,356
c
College Ave Student Loans LLC ,
2024-B , A1A , 144A, 5.690%,
8/25/54 . ................. 1,961,784 2,003,291
c
Compass Datacenters Issuer
II LLC , 2025-2A , A1 , 144A,
4.926%, 11/25/50 . ......... 1,778,000 1,752,450
c
Compass Datacenters Issuer
III LLC , 2026-1A , A21 , 144A,
4.897%, 2/25/56 . .......... 2,667,000 2,648,206
c
Dell Equipment Finance Trust ,
2025-1 , D , 144A, 5.640%,
8/22/31 ................. 2,555,000 2,582,766
2025-2 , D , 144A, 4.830%,
3/22/32 ................. 500,000 498,841
c ,d
Elmwood CLO IX Ltd. , 2021-
2A , AR , 144A, FRN , 4.808%,
( 3-month SOFR + 1.140% ),
4/20/38 . ................. 2,000,000 1,994,188
c
Foundation Finance Trust ,
2023-1A , A , 144A, 5.670%,
12/15/43 ................ 1,178,637 1,201,885
2023-2A , A , 144A, 6.530%,
6/15/49 ................. 406,987 422,413
2023-2A , C , 144A, 7.310%,
6/15/49 ................. 1,081,847 1,126,084
2025-2A , A , 144A, 4.670%,
4/15/52 ................. 1,069,204 1,063,563
c
GreenSky Home Improvement
Issuer Trust , 2025-3A , C , 144A,
4.860%, 12/27/60 . ......... 2,500,000 2,493,931
c
HPEFS Equipment Trust , 2025-
2A , D , 144A, 4.770%, 5/20/33 . 1,000,000 993,549
c
MetroNet Infrastructure Issuer
LLC ,
2025-2A , A2 , 144A, 5.400%,
8/20/55 ................. 1,000,000 1,009,854

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
c
MetroNet Infrastructure Issuer
LLC, (continued)
2025-2A , B , 144A, 5.590%,
8/20/55 ................. 1,000,000 $ 1,003,280
2025-4A , A2 , 144A, 5.163%,
12/20/55 ................ 1,000,000 997,710
2026-1A , A2 , 144A, 5.273%,
4/20/56 ................. 1,500,000 1,508,613
c
Mill City Solar Loan Ltd. , 2019-
2GS , A , 144A, 3.690%, 7/20/43 . 353,265 320,431
c
Mosaic Solar Loan Trust ,
2017-2A , A , 144A, 3.820%,
6/22/43 ................. 295,171 279,289
2018-1A , A , 144A, 4.010%,
6/22/43 ................. 792,258 747,482
2020-2A , A , 144A, 1.440%,
8/20/46 ................. 549,370 464,945
2020-2A , C , 144A, 3.000%,
8/20/46 ................. 364,301 322,551
c
Navient Refinance Loan Trust ,
2026-A , A , 144A, 4.500%,
1/18/56 ................. 1,778,000 1,759,826
2026-A , C , 144A, 5.570%,
1/18/56 ................. 1,600,000 1,575,119
c ,d
OCP CLO Ltd. , 2021-21A , AR ,
144A, FRN , 4.848%, ( 3-month
SOFR + 1.180% ), 1/20/38 . ... 1,000,000 996,693
c
PACEWell 5 Trust , 2021-1 , A ,
144A, 2.628%, 10/10/59 . .... 769,180 645,021
c ,d
Palmer Square CLO Ltd. , 2021-
4A , A1R , 144A, FRN , 4.992%,
( 3-month SOFR + 1.320% ),
7/15/38 . ................. 2,500,000 2,501,205
SBA Small Business Investment
Cos. ,
2023-10A , 1 , 5.168%, 3/10/33 754,393 768,358
2023-10B , 1 , 5.688%, 9/10/33 815,658 846,481
2025-10A , 1 , 4.963%, 3/10/35 1,483,242 1,507,279
c
SoFi Professional Loan Program
LLC , 2018-B , BFX , 144A,
3.830%, 8/25/47 . .......... 461,057 447,330
c
Sunrun Athena Issuer LLC , 2018-
1 , A , 144A, 5.310%, 4/30/49 . . 738,576 714,674
c
Sunrun Atlas Issuer LLC , 2019-2 ,
A , 144A, 3.610%, 2/01/55 . ... 1,587,910 1,533,191
c
Switch ABS Issuer LLC , 2026-1A ,
A21 , 144A, 5.609%, 3/27/56 . . 2,000,000 2,004,524
c
Tesla Auto Lease Trust , 2023-B ,
B , 144A, 6.570%, 8/20/27 . ... 133,434 133,550
c
Tricon American Homes Trust ,
2020-SFR2 , A , 144A, 1.482%,
11/17/39 . ................ 1,159,553 1,104,903
c
VB-S1 Issuer LLC ,
2026-1A , C2 , 144A, 4.693%,
3/15/56 ................. 2,250,000 2,213,595
2026-1A , D , 144A, 5.193%,
3/15/56 ................. 1,000,000 984,977
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities
(continued)
Financials (continued)
c
Vivint Solar Financing V LLC ,
2018-1A , A , 144A, 4.730%,
4/30/48 . ................. 801,844 $ 781,753
53,458,574
a a a a a
Total Asset-Backed Securities
(Cost $ 53,848,583 ) ...............
53,458,574
Mortgage-Backed Securities 31.5%
Commercial Mortgage-Backed Securities 4.2%
c ,d
BX Commercial Mortgage Trust ,
2026-CSMO , A , 144A , FRN,
5.073%, ( 1-month SOFR +
1.400%), 2/15/43 .......... 2,500,000 2,503,747
c ,d
Durst Commercial Mortgage
Trust , 2025-151 , D , 144A , FRN,
6.338%, 8/10/42 ........... 2,750,000 2,815,772
d
FHLMC, Multi-class Certificates ,
2024-P016 , A2 , FRN, 4.616%,
9/25/33 ................. 2,000,000 2,011,936
FHLMC, Multi-family Structured
Pass-Through Certificates ,
KG01 , A10 , 2.939%, 4/25/29 . 3,000,000 2,886,353
KG02 , A2 , 2.412%, 8/25/29 .. 2,000,000 1,895,317
KG04 , A2 , 1.487%, 11/25/30 . 2,000,000 1,773,647
d
KG07 , A2 , FRN, 3.123%,
8/25/32 ................. 1,750,000 1,628,278
d
KSG4 , A2 , FRN, 3.400%,
8/25/32 ................. 2,000,000 1,885,326
FNMA, ACES ,
d
2018-M13 , A2 , FRN, 3.754%,
9/25/30 ................. 1,184,682 1,163,797
d
2019-M1 , A2 , FRN, 3.560%,
9/25/28 ................. 1,432,425 1,414,996
2019-M9 , A2 , 2.937%, 6/25/29 981,358 951,068
d
2021-M1S , A2 , FRN, 1.391%,
12/25/30 ................ 2,358,351 2,092,721
d
2023-M1S , A2 , FRN, 4.500%,
4/25/33 ................. 2,500,000 2,507,528
GNMA ,
d
2013-101 , AF , FRN, 2.833%,
9/16/50 ................. 308,814 304,411
d
2014-164 , AN , FRN, 3.113%,
3/16/55 ................. 454,405 407,559
2019-H02 , JA , 3.500%,
12/20/68 ................ 2,140,651 2,056,267

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Commercial Mortgage-Backed Securities (continued)
c ,d
MAD Commercial Mortgage Trust ,
2025-11MD , B , 144A , FRN,
4.755%, 10/15/42 .......... 2,000,000 $ 1,995,184
c ,d
PLYM Commercial Mortgage
Trust , 2026-IND , B , 144A , FRN,
5.123%, ( 1-month SOFR +
1.450%), 3/15/43 .......... 1,750,000 1,739,925
c
SLG Office Trust , 2021-OVA , A ,
144A , 2.585%, 7/15/41 ...... 1,500,000 1,335,674
c ,d
VRTX Trust , 2025-HQ , C , 144A ,
FRN, 5.921%, 8/05/42 ...... 2,000,000 1,997,011
35,366,517
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 6.3%
FHLMC Gold Pool, 20 Year ,
3.000%, 3/01/35 ........... 1,785,067 1,701,916
FHLMC Pool, 30 Year , 4.500%,
3/01/49 ................. 2,218,692 2,174,476
FHLMC Pool, 30 Year , 3.000%,
12/01/49 ................ 1,315,292 1,172,119
FHLMC Pool, 30 Year , 2.500%,
7/01/50 ................. 3,092,549 2,631,265
FHLMC Pool, 30 Year , 2.000%,
2/01/51 ................. 2,005,076 1,651,160
FHLMC Pool, 30 Year , 2.500%,
4/01/51 ................. 2,145,983 1,812,552
FHLMC Pool, 30 Year , 4.000%,
8/01/51 ................. 2,239,868 2,129,187
FHLMC Pool, 30 Year , 3.000%,
4/01/52 ................. 3,876,981 3,440,017
FHLMC Pool, 30 Year , 4.000%,
8/01/52 ................. 2,040,751 1,943,759
FHLMC Pool, 30 Year , 5.500%,
9/01/52 ................. 3,114,335 3,168,781
FHLMC Pool, 30 Year , 5.500%,
11/01/52 ................ 2,841,069 2,898,664
FHLMC Pool, 30 Year , 5.500%,
3/01/53 ................. 2,170,248 2,210,983
FHLMC Pool, 30 Year , 4.500%,
4/01/53 ................. 1,542,337 1,495,445
FHLMC Pool, 30 Year , 3.000%,
6/01/53 ................. 2,504,417 2,239,358
FHLMC Pool, 30 Year , 6.000%,
6/01/53 ................. 2,237,786 2,307,750
FHLMC Pool, 30 Year , 6.500%,
6/01/53 ................. 1,358,428 1,424,890
FHLMC Pool, 30 Year , 4.500%,
7/01/53 ................. 2,843,376 2,756,929
FHLMC Pool, 30 Year , 5.000%,
8/01/53 ................. 2,593,582 2,565,911
FHLMC Pool, 30 Year , 5.500%,
1/01/54 ................. 2,511,098 2,531,598
FHLMC Pool, 30 Year , 5.000%,
3/01/54 ................. 2,478,277 2,449,547
FHLMC Pool, 30 Year , 5.500%,
4/01/54 ................. 1,697,305 1,719,322
FHLMC Pool, 30 Year , 6.000%,
7/01/54 ................. 885,835 911,700
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate
(continued)
FHLMC Pool, 30 Year , 5.000%,
10/01/54 ................ 2,754,254 $ 2,742,994
FHLMC Pool, 30 Year , 6.000%,
10/01/54 ................ 1,140,945 1,168,027
FHLMC Pool, 30 Year , 6.000%,
1/01/55 ................. 2,799,099 2,856,869
54,105,219
Federal National Mortgage Association (FNMA) Fixed Rate
13.0%
FNMA, 15 Year , 2.000%, 3/01/36 1,525,664 1,408,531
FNMA, 20 Year , 3.000%, 10/01/36 2,356,663 2,237,792
FNMA, 20 Year , 2.000%, 11/01/40 1,626,546 1,431,029
FNMA, 20 Year , 2.000%, 12/01/40 1,882,542 1,656,053
FNMA, 20 Year , 2.500%, 12/01/40 1,684,491 1,530,522
FNMA, 20 Year , 3.000%, 1/01/42 1,854,232 1,707,082
FNMA, 30 Year , 3.500%, 7/01/43 2,600,052 2,455,747
FNMA, 30 Year , 3.000%, 11/01/46 2,106,560 1,904,036
FNMA, 30 Year , 2.500%, 2/01/47 2,332,256 1,999,438
FNMA, 30 Year , 3.500%, 9/01/49 3,358,116 3,114,631
FNMA, 30 Year , 3.500%, 1/01/50 1,966,800 1,833,026
FNMA, 30 Year , 2.500%, 8/01/50 1,291,583 1,108,520
FNMA, 30 Year , 2.500%, 9/01/50 6,806,403 5,795,969
FNMA, 30 Year , 2.000%, 10/01/50 2,571,648 2,083,978
FNMA, 30 Year , 1.500%, 11/01/50 1,823,646 1,418,958
FNMA, 30 Year , 2.500%, 11/01/50 1,373,864 1,171,639
FNMA, 30 Year , 2.500%, 12/01/50 1,736,829 1,490,375
FNMA, 30 Year , 1.500%, 1/01/51 3,573,079 2,771,933
FNMA, 30 Year , 2.500%, 1/01/51 1,343,672 1,141,697
FNMA, 30 Year , 2.500%, 5/01/51 1,371,756 1,164,268
FNMA, 30 Year , 2.500%, 7/01/51 6,287,656 5,347,524
FNMA, 30 Year , 2.000%, 9/01/51 2,362,728 1,912,180
FNMA, 30 Year , 2.000%, 10/01/51 2,117,729 1,733,741
FNMA, 30 Year , 2.500%, 11/01/51 2,376,315 2,013,921
FNMA, 30 Year , 2.500%, 2/01/52 2,894,879 2,451,447
FNMA, 30 Year , 3.000%, 4/01/52 5,579,775 4,939,294
FNMA, 30 Year , 3.500%, 4/01/52 5,404,237 4,970,463
FNMA, 30 Year , 3.000%, 6/01/52 2,459,395 2,182,208
FNMA, 30 Year , 3.500%, 6/01/52 2,968,666 2,742,606
FNMA, 30 Year , 3.500%, 7/01/52 2,932,414 2,712,977
FNMA, 30 Year , 4.000%, 7/01/52 5,646,489 5,367,015
FNMA, 30 Year , 4.500%, 7/01/52 2,297,690 2,228,839
FNMA, 30 Year , 4.500%, 8/01/52 2,534,517 2,471,606
FNMA, 30 Year , 5.000%, 9/01/52 2,130,640 2,119,058
FNMA, 30 Year , 4.500%, 10/01/52 2,154,203 2,097,938
FNMA, 30 Year , 3.500%, 4/01/53 2,606,192 2,403,126
FNMA, 30 Year , 5.500%, 5/01/53 2,210,095 2,254,176
FNMA, 30 Year , 4.000%, 6/01/53 2,544,835 2,430,862
FNMA, 30 Year , 4.000%, 7/01/53 2,710,845 2,567,821
FNMA, 30 Year , 4.000%, 2/01/54 3,529,948 3,342,499
FNMA, 30 Year , 6.000%, 2/01/54 2,219,702 2,296,779
FNMA, 30 Year , 5.000%, 11/01/54 3,661,749 3,645,569
FNMA, 30 Year , 4.500%, 12/01/54 2,907,279 2,815,648
FNMA, 30 Year , 5.000%, 1/01/56 2,993,500 2,955,252
FNMA, 30 Year , 5.000%, 3/01/56 2,000,000 1,994,199
111,421,972

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Adjust-
able Rate 0.2%
d
GNMA II , 3.559%, 2/20/74 ..... 2,254,055 $ 2,110,702
Government National Mortgage Association (GNMA) Fixed
Rate 2.6%
GNMA I , 3.020%, 9/15/41 ..... 1,426,864 1,263,272
GNMA II, Single-family, 30 Year ,
3.000%, 10/20/51 .......... 2,804,321 2,508,379
GNMA II, Single-family, 30 Year ,
2.000%, 7/20/52 ........... 2,582,691 2,138,593
GNMA II, Single-family, 30 Year ,
2.500%, 7/20/52 ........... 1,407,114 1,213,341
GNMA II, Single-family, 30 Year ,
2.500%, 8/20/52 ........... 4,229,649 3,660,024
GNMA II, Single-family, 30 Year ,
2.500%, 2/20/53 ........... 3,635,409 3,139,880
GNMA II, Single-family, 30 Year ,
2.500%, 4/20/53 ........... 2,982,917 2,575,251
GNMA II, Single-family, 30 Year ,
3.000%, 6/20/53 ........... 3,970,432 3,564,413
GNMA II, Single-family, 30 Year ,
3.000%, 7/20/53 ........... 2,234,214 2,004,260
22,067,413
Residential Mortgage-Backed Securities 5.2%
c
Angel Oak Mortgage Trust ,
d
2022-2 , A1 , 144A , FRN,
4.045%, 1/25/67 ........... 1,303,656 1,248,682
2022-5 , A1 , 144A , 4.500%,
5/25/67 ................. 1,359,356 1,354,562
c
AOMT, Inc. , 2024-6 , A3 , 144A ,
4.650%, 11/25/67 .......... 1,665,794 1,643,569
c
Brean Asset-Backed Securities
Trust , 2026-RM14 , A1 , 144A ,
4.250%, 1/25/66 ........... 2,000,000 1,929,557
c ,d
FARM Mortgage Trust ,
2024-1 , A , 144A , FRN, 4.677%,
10/01/53 ................ 1,639,699 1,589,411
2024-2 , A , 144A , FRN, 5.165%,
8/01/54 ................. 1,262,174 1,166,228
2025-1 , A , 144A , FRN, 5.220%,
8/01/55 ................. 982,591 969,898
2025-2 , A , 144A , FRN, 5.290%,
9/25/54 ................. 1,881,248 1,876,881
c ,d
FHLMC STACR REMIC Trust ,
2020-HQA2 , M2 , 144A , FRN,
6.876%, ( 30-day SOFR Average
+ 3.214%), 3/25/50 ........ 521,066 531,843
2024-DNA1 , A1 , 144A , FRN,
5.012%, ( 30-day SOFR Average
+ 1.350%), 2/25/44 ........ 1,126,129 1,126,665
2024-DNA2 , M1 , 144A , FRN,
4.862%, ( 30-day SOFR Average
+ 1.200%), 5/25/44 ........ 812,572 812,510
2025-DNA1 , A1 , 144A , FRN,
4.612%, ( 30-day SOFR Average
+ 0.950%), 1/25/45 ........ 707,000 706,048
a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
c ,d
Flagstar Mortgage Trust ,
2021-5INV , A5 , 144A , FRN,
2.500%, 7/25/51 ........... 556,592 $ 502,738
2021-6INV , A6 , 144A , FRN,
2.500%, 8/25/51 ........... 1,150,383 1,036,841
c ,d
FNMA Connecticut Avenue
Securities Trust ,
2021-R01 , 1B1 , 144A , FRN,
6.762%, ( 30-day SOFR Average
+ 3.100%), 10/25/41 ........ 1,249,000 1,261,215
2023-R06 , 1M1 , 144A , FRN,
5.362%, ( 30-day SOFR Average
+ 1.700%), 7/25/43 ........ 459,281 460,111
2025-R02 , 1A1 , 144A , FRN,
4.662%, ( 30-day SOFR Average
+ 1.000%), 2/25/45 ........ 996,024 994,892
c ,d
J.P. Morgan Mortgage Trust ,
2022-7 , B2 , 144A , FRN,
3.691%, 12/25/52 .......... 2,716,413 2,405,408
2023-2 , B3 , 144A , FRN,
5.559%, 7/25/53 ........... 1,406,966 1,341,910
c ,d
Mello Mortgage Capital
Acceptance , 2021-INV1 , A4 ,
144A , FRN, 2.500%, 6/25/51 . 634,981 569,489
c ,d
New Residential Mortgage Loan
Trust ,
2019-2A , A1 , 144A , FRN,
4.250%, 12/25/57 .......... 516,938 506,830
2019-2A , B5A , 144A , FRN,
4.200%, 12/25/57 .......... 2,194,863 2,073,751
2019-5A , A1B , 144A , FRN,
3.500%, 8/25/59 ........... 298,979 282,735
c
OBX Trust ,
d
2025-NQM13 , A1 , 144A , FRN,
5.441%, 5/25/65 ........... 1,744,481 1,751,224
2025-NQM15 , A1 , 144A ,
5.143%, 7/27/65 ........... 1,624,891 1,623,750
d
2025-NQM20 , A1 , 144A , FRN,
5.021%, 10/25/65 .......... 916,538 913,783
c ,d
PMT Loan Trust ,
2025-CNF1 , A2 , 144A , FRN,
5.000%, 10/25/56 .......... 2,266,361 2,221,230
2025-INV11 , A2 , 144A , FRN,
5.500%, 11/25/56 .......... 1,032,962 1,033,777
2025-INV6 , A2 , 144A , FRN,
6.000%, 6/25/56 ........... 1,950,387 1,972,603
c ,d
Sequoia Mortgage Trust ,
2021-4 , A4 , 144A , FRN,
2.500%, 6/25/51 ........... 1,235,109 1,112,040
2024-2 , A19 , 144A , FRN,
5.983%, 3/25/54 ........... 971,162 977,960
2024-3 , A19 , 144A , FRN,
6.000%, 4/25/54 ........... 1,021,420 1,025,123

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Mortgage-Backed Securities
(continued)
Residential Mortgage-Backed Securities (continued)
c
Towd Point Mortgage Trust , 2023-
1 , A1 , 144A , 3.750%, 1/25/63 . 803,385 $ 768,988
c
Verus Securitization Trust ,
2025-8 , A3 , 144A , 5.224%,
9/25/70 ................. 1,829,709 1,818,321
d
2026-1 , A1 , 144A , FRN,
4.863%, 1/25/71 ........... 1,234,876 1,229,482
2026-1 , A2 , 144A , 5.117%,
1/25/71 ................. 1,481,851 1,473,434
44,313,489
Total Mortgage-Backed Securities
(Cost $ 280,355,712 ) ..............
269,385,312
Municipal Bonds 0.8%
California 0.4%
California Health Facilities
Financing Authority , State of
California Personal Income
Tax , Revenue , 2022 , 4.190%,
6/01/37 ................. 1,750,000 1,640,373
State of California , GO , 7.550%,
4/01/39 ................. 2,000,000 2,376,409
4,016,782
Massachusetts 0.4%
Commonwealth of Massachusetts ,
COVID-19 Recovery
Assessment , Revenue , 2022 A ,
3.881%, 1/15/31 ........... 2,000,000 1,982,276
University of Massachusetts
Building Authority , Revenue ,
2010-2 , 5.450%, 11/01/40 ... 1,225,000 1,251,099
3,233,375
Total Municipal Bonds
(Cost $ 7,883,412 ) ................
7,250,157
Supranational 5.6%
Asian Development Bank ,
4.000%, 1/12/33 ........... 3,000,000 2,974,490
Council of Europe Development
Bank , 3.625%, 5/08/28 ...... 1,000,000 996,022
European Investment Bank ,
3.875%, 6/15/28 ........... 1,000,000 1,001,809
4.500%, 3/14/30 ........... 2,000,000 2,044,724
3.750%, 3/13/31 ........... 1,714,000 1,696,476
4.625%, 2/12/35 ........... 500,000 512,731
Inter-American Development
Bank ,
0.875%, 4/20/26 ........... 2,000,000 1,996,876
1.500%, 1/13/27 ........... 2,000,000 1,964,918
0.625%, 9/16/27 ........... 600,000 573,114
4.500%, 2/15/30 ........... 4,000,000 4,087,750
4.375%, 7/16/35 ........... 2,000,000 2,008,356
a a
Shares/
Principal
a
Value
a a a a
Supranational
(continued)
Inter-American Investment Corp. ,
4.250%, 4/01/30 ........... 2,500,000 $ 2,521,181
International Bank for
Reconstruction & Development ,
3.125%, 6/15/27 ........... 2,000,000 1,983,774
0.750%, 11/24/27 .......... 1,000,000 951,802
4.625%, 8/01/28 ........... 550,000 559,961
4.625%, 1/15/32 ........... 5,600,000 5,767,380
1.745%, 7/31/33 ........... 3,200,000 3,289,179
2.750%, 5/31/36 ........... 2,000,000 1,656,138
d
FRN , 4.185%, 3/31/28 ...... 4,500,000 4,496,625
d
FRN , 4.018%, ( SOFR Index +
0.370% ), 2/11/31 .......... 1,000,000 1,003,527
c
International Development
Association ,
144A, 4.375%, 6/11/29 ...... 800,000 811,723
144A, 4.500%, 2/12/35 ...... 1,000,000 1,012,285
International Finance Corp. ,
4.375%, 1/15/27 ........... 1,000,000 1,004,077
4.250%, 7/02/29 ........... 2,000,000 2,023,735
Nordic Investment Bank , 3.750%,
5/09/30 ................. 1,000,000 993,342
Total Supranational
(Cost $ 47,979,741 ) ...............
47,931,995
Total Long Term Investments
(Cost $ 860,161,841 ) ..............
841,839,019
a
Money Market 1.4%
e,f
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 12,193,166 12,193,166
(Cost $12,193,166)
a
Total Investments 99 .8%
(Cost $ 872,355,007 ) .............
$854,032,185
Other Assets, less Liabilities 0 .2%
1,529,608
Net Assets 100.0% ...............
$855,561,793
a
Rounds to less than 0.05%.
b
Illiquid security.
c
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
d
Rate shown reflects the accrual rate as of March 31, 2026 on securities with variable or step rates.
e
Rate shown represents an annualized 7-day yield as of March 31,
2026.
f
Institutional Class shares.
ACES Alternative Credit Enhancement Structure
FRN Floating Rate Note
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited)
Impax Core Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

STACR Structured Agency Credit Risk

Schedule of Investments (Unaudited), March 31, 2026
Impax High Yield Bond Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Common Stocks 0.1%
Telecommunications 0.1%
a,b,c
Digicel Holdings Bermuda Ltd. . 24,783 $ 452,290
(Cost $44,161)
d
Preferred Stocks 0.0%
d
Telecommunications 0.0%
a,b,c
Digicel Holdings Bermuda Ltd. . 1,328 13,944
(Cost $8,925)
BONDS: 96.0%
d
Community Investment Notes 0.0%
d
Community Investment Notes 0.0%
b
Envest Microfinance Cooperative ,
4.000%, 4/20/26 ........... 250,000 249,803
Total Community Investment Notes
(Cost $ 250,000 ) .................
249,803
Corporate Bonds 92 .4%
Automotive 3.3%
e
Allison Transmission, Inc. , 144A,
5.875%, 6/01/29 ........... 2,000,000 2,015,210
American Axle & Manufacturing,
Inc. ,
5.000%, 10/01/29 ......... 2,000,000 1,909,208
e
144A, 6.375%, 10/15/32 .... 2,000,000 1,981,096
e
144A, 7.750%, 10/15/33 .... 1,000,000 974,113
e
Garrett Motion Holdings, Inc.
/ Garrett LX I SARL , 144A,
7.750%, 5/31/32 ........... 2,500,000 2,590,212
e
IHO Verwaltungs GmbH , 144A,
PIK, 6.375%, 5/15/29 ....... 2,000,000 2,000,546
e
Nissan Motor Co. Ltd. , 144A,
7.500%, 7/17/30 ........... 2,000,000 2,017,093
e
Phinia, Inc. , 144A, 6.750%,
4/15/29 ................. 2,000,000 2,038,606
e
ZF North America Capital, Inc. ,
144A, 6.750%, 4/23/30 ...... 2,000,000 1,936,165
17,462,249
Banking 0.9%
Barclays plc , Junior Sub. Bond ,
7.625% to 9/14/35, FRN
thereafter , Perpetual ....... 1,000,000 1,010,156
PNC Financial Services Group,
Inc. (The) , V , Junior Sub. Bond ,
6.2% to 9/14/27, FRN thereafter ,
Perpetual ................ 2,000,000 2,005,540
e
UBS Group AG , Junior Sub. Bond ,
144A, 7% to 7/07/36, FRN
thereafter , Perpetual ....... 2,000,000 1,934,401
4,950,097
Basic Industry 7.2%
ATI, Inc. ,
7.250%, 8/15/30 .......... 1,000,000 1,037,654
5.125%, 10/01/31 ......... 1,800,000 1,780,110
a a
Shares/
Principal
a
Value
a a a a
Basic Industry (continued)
e
Brookfield Residential Properties,
Inc. / Brookfield Residential US
LLC , 144A, 4.875%, 2/15/30 . 3,000,000 $ 2,758,131
e
Champion Iron Canada, Inc. ,
144A, 7.875%, 7/15/32 ...... 2,000,000 2,078,958
Cleveland-Cliffs, Inc. ,
6.250%, 10/01/40 ......... 2,000,000 1,581,359
e
144A, 7.000%, 3/15/32 ..... 2,000,000 1,937,604
e
CVR Partners LP / CVR Nitrogen
Finance Corp. , 144A, 6.125%,
6/15/28 ................. 4,300,000 4,287,887
e
INEOS Finance plc , 144A,
7.500%, 4/15/29 ........... 1,000,000 971,048
e
K. Hovnanian Enterprises, Inc. ,
144A, 8.375%, 10/01/33 ..... 3,000,000 2,970,172
e
Knife River Corp. , 144A, 7.750%,
5/01/31 ................. 2,675,000 2,770,960
e
Limak Cimento Sanayi ve Ticaret
A/S , 144A, 9.750%, 7/25/29 .. 1,000,000 987,829
e
Magnera Corp. , 144A, 7.250%,
11/15/31 ................ 2,000,000 1,853,410
e
Maxam Prill SARL , 144A, 7.750%,
7/15/30 ................. 2,000,000 2,038,926
e
Mineral Resources Ltd. , 144A,
7.000%, 4/01/31 ........... 2,000,000 2,045,639
e
Nickel Industries Ltd. , 144A,
9.000%, 9/30/30 ........... 1,000,000 1,002,318
e
Novelis Corp. , 144A, 4.750%,
1/30/30 ................. 2,300,000 2,177,554
Shea Homes LP / Shea Homes
Funding Corp. , 4.750%, 2/15/28 2,000,000 1,967,333
e
Standard Building Solutions, Inc. ,
144A, 6.500%, 8/15/32 ...... 2,000,000 2,002,804
e
Standard Industries, Inc. , 144A,
4.375%, 7/15/30 ........... 1,875,000 1,768,453
38,018,149
Capital Goods 7.3%
e
ATS Corp. , 144A, 4.125%,
12/15/28 ................ 3,900,000 3,761,212
e
Clydesdale Acquisition Holdings,
Inc. , 144A, 6.750%, 4/15/32 .. 1,000,000 947,334
e
Columbus McKinnon Corp. , 144A,
7.125%, 2/01/33 ........... 2,000,000 2,000,950
Crown Americas LLC , 5.875%,
6/01/33 ................. 3,500,000 3,501,621
e
Enpro, Inc. , 144A, 6.125%,
6/01/33 ................. 2,775,000 2,813,756
e
Esab Corp. ,
144A, 6.250%, 4/15/29 ..... 3,000,000 3,048,447
144A, 5.625%, 4/01/31 ..... 2,750,000 2,776,152
e
Gates Corp. , 144A, 6.875%,
7/01/29 ................. 2,000,000 2,054,578
e
Graphic Packaging International
LLC ,
144A, 3.750%, 2/01/30 ..... 1,500,000 1,377,924
144A, 6.375%, 7/15/32 ..... 2,000,000 1,993,064
e
Manitowoc Co., Inc. (The) ,
Secured Note , 144A, 9.250%,
10/01/31 ................ 2,000,000 2,091,056

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Capital Goods (continued)
e
Mauser Packaging Solutions
Holding Co. , 144A, 7.875%,
4/15/30 ................. 1,500,000 $ 1,501,072
e
OI European Group BV , 144A,
4.750%, 2/15/30 ........... 2,000,000 1,867,775
e
Owens-Brockway Glass
Container, Inc. , 144A, 7.375%,
6/01/32 ................. 3,000,000 2,843,180
e
Sealed Air Corp. , 144A, 6.500%,
7/15/32 ................. 3,500,000 3,673,546
e
Terex Corp. , 144A, 6.250%,
10/15/32 ................ 2,000,000 2,014,886
38,266,553
Consumer Goods 3.8%
e
BellRing Brands, Inc. , 144A,
7.000%, 3/15/30 ........... 2,500,000 2,502,487
e
Energizer Holdings, Inc. , 144A,
6.000%, 9/15/33 ........... 2,500,000 2,344,458
e
Land O' Lakes, Inc. , Junior Sub.
Bond , 144A, 7.000%, Perpetual 3,685,000 3,261,225
e
Performance Food Group, Inc. ,
144A, 6.125%, 9/15/32 ..... 2,000,000 2,006,194
144A, 5.625%, 3/01/34 ..... 2,000,000 1,931,195
e
Post Holdings, Inc. ,
144A, 4.500%, 9/15/31 ..... 2,000,000 1,861,913
144A, 6.250%, 2/15/32 ..... 3,000,000 3,034,767
e
Viking Baked Goods Acquisition
Corp. , 144A, 8.625%, 11/01/31 3,000,000 2,976,043
19,918,282
Financial Services 7.5%
e
Azorra Finance Ltd. ,
144A, 7.750%, 4/15/30 ..... 2,500,000 2,577,040
144A, 7.250%, 1/15/31 ..... 2,000,000 2,021,150
Block, Inc. ,
6.500%, 5/15/32 .......... 3,000,000 3,029,268
e
144A, 6.000%, 8/15/33 ..... 1,000,000 984,514
e
Burford Capital Global Finance
LLC ,
144A, 6.250%, 4/15/28 ..... 500,000 470,860
144A, 9.250%, 7/01/31 ..... 1,000,000 903,695
e
Freedom Mortgage Holdings LLC ,
144A, 7.875%, 4/01/33 ...... 2,000,000 1,877,206
Goldman Sachs Group, Inc.
(The) , Junior Sub. Bond , 6.85%
to 2/09/30, FRN thereafter ,
Perpetual ................ 3,000,000 3,059,814
HA Sustainable Infrastructure
Capital, Inc. , 6.375%, 7/01/34 2,000,000 2,014,529
e
Jefferies Finance LLC / JFIN
Co-Issuer Corp. , 144A, 5.000%,
8/15/28 ................. 3,000,000 2,798,435
OneMain Finance Corp. ,
6.625%, 1/15/28 .......... 1,125,000 1,133,498
7.125%, 11/15/31 ......... 1,000,000 991,672
e
Osaic Holdings, Inc. , 144A,
6.750%, 8/01/32 ........... 1,175,000 1,176,016
a a
Shares/
Principal
a
Value
a a a a
Financial Services (continued)
e
Provident Funding Associates LP
/ PFG Finance Corp. , 144A,
9.750%, 9/15/29 ........... 3,000,000 $ 3,082,761
e
Rocket Cos., Inc. ,
144A, 6.125%, 8/01/30 ..... 2,000,000 2,019,694
144A, 6.375%, 8/01/33 ..... 2,500,000 2,529,985
e
Shift4 Payments LLC / Shift4
Payments Finance Sub, Inc. ,
144A, 6.750%, 8/15/32 ...... 2,000,000 1,969,080
e
TrueNoord Capital DAC , 144A,
8.750%, 3/01/30 ........... 3,000,000 3,065,388
e
UWM Holdings LLC , 144A,
6.250%, 3/15/31 ........... 2,000,000 1,823,051
e
Velocity Commercial Capital LLC ,
144A, 9.375%, 2/15/31 ...... 2,000,000 2,001,045
39,528,701
Healthcare 7.1%
e
Accendra Health, Inc. , 144A,
4.500%, 3/31/29 ........... 2,000,000 1,209,311
e
AMN Healthcare, Inc. , 144A,
6.500%, 1/15/31 ........... 3,000,000 2,942,166
e
Avantor Funding, Inc. , 144A,
4.625%, 7/15/28 ........... 4,600,000 4,492,422
CVS Health Corp. ,
6.125%, 9/15/39 .......... 2,500,000 2,568,524
Junior Sub. Bond , 6.75% to
12/09/34, FRN thereafter ,
12/10/54 ................ 3,000,000 3,038,844
Dentsply Sirona, Inc. , Junior Sub.
Bond , 8.375% to 9/11/30, FRN
thereafter , 9/12/55 ......... 3,000,000 2,931,929
e
HAH Group Holding Co. LLC ,
144A, 9.750%, 10/01/31 ..... 1,450,000 1,271,584
Humana, Inc. , Junior Sub. Bond ,
6.625% to 9/14/31, FRN
thereafter , 9/15/56 ......... 3,000,000 2,884,034
e
IQVIA, Inc. ,
144A, 5.000%, 5/15/27 ..... 2,750,000 2,741,212
144A, 6.250%, 6/01/32 ..... 2,250,000 2,287,667
e
Neogen Food Safety Corp. , 144A,
8.625%, 7/20/30 ........... 3,000,000 3,153,492
e
Organon & Co. / Organon Foreign
Debt Co-Issuer BV ,
144A, 6.750%, 5/15/34 ..... 1,000,000 892,075
144A, 7.875%, 5/15/34 ..... 1,000,000 824,552
e
Paradigm Parent LLC and
Paradigm Parent Co-Issuer,
Inc. , 144A, 8.750%, 4/17/32 .. 2,000,000 1,778,772
Tenet Healthcare Corp. ,
5.125%, 11/01/27 ......... 3,000,000 2,998,894
e
144A, 6.000%, 11/15/33 .... 1,000,000 1,012,636
37,028,114
Insurance 3.6%
e
Alliant Holdings Intermediate LLC
/ Alliant Holdings Co-Issuer ,
144A, 7.000%, 1/15/31 ...... 3,000,000 3,027,066

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Insurance (continued)
e
Baldwin Insurance Group
Holdings LLC / Baldwin
Insurance Group Holdings
Finance, Inc. (The) , 144A,
7.125%, 5/15/31 ........... 3,500,000 $ 3,520,018
e
Howden UK Refinance plc /
Howden UK Refinance 2 plc /
Howden US Refinance LLC ,
144A, 7.250%, 2/15/31 ...... 1,750,000 1,766,093
e
Liberty Mutual Group, Inc. , 144A,
4.125% to 12/14/26, FRN
thereafter , 12/15/51 ........ 6,000,000 5,862,619
e
Ryan Specialty LLC , 144A,
5.875%, 8/01/32 ........... 4,500,000 4,451,263
18,627,059
Leisure 3.3%
e
Hilton Domestic Operating Co.,
Inc. , 144A, 6.125%, 4/01/32 .. 5,000,000 5,087,815
e
Marriott Ownership Resorts, Inc. ,
144A, 4.500%, 6/15/29 ..... 1,500,000 1,423,345
144A, 6.500%, 10/01/33 .... 2,000,000 1,903,537
e
NCL Corp. Ltd. , 144A, 6.750%,
2/01/32 ................. 2,000,000 1,986,285
e
Viking Cruises Ltd. , 144A,
5.875%, 10/15/33 .......... 2,000,000 1,976,054
e
Viking Ocean Cruises Ship VII
Ltd. , 144A, 5.625%, 2/15/29 .. 2,000,000 1,998,059
e
Wyndham Hotels & Resorts, Inc. ,
144A, 5.625%, 3/01/33 ...... 3,000,000 2,954,841
17,329,936
Media 12.2%
e
AMC Networks, Inc. , 144A,
10.500%, 7/15/32 .......... 2,629,000 2,597,292
e
Cars.com, Inc. , 144A, 6.375%,
11/01/28 ................ 2,500,000 2,432,250
CCO Holdings LLC / CCO
Holdings Capital Corp. ,
4.500%, 5/01/32 .......... 2,000,000 1,788,371
e
144A, 5.125%, 5/01/27 ..... 616,000 615,710
e
144A, 5.375%, 6/01/29 ..... 3,275,000 3,232,008
e
144A, 4.750%, 3/01/30 ..... 5,500,000 5,222,273
e
Cimpress plc , 144A, 7.375%,
9/15/32 ................. 2,500,000 2,481,290
e
Deluxe Corp. ,
144A, 8.000%, 6/01/29 ..... 2,000,000 2,014,510
144A, 8.125%, 9/15/29 ..... 2,500,000 2,598,335
e
Directv Financing LLC , 144A,
8.875%, 2/01/30 ........... 1,000,000 999,025
e
Directv Financing LLC / Directv
Financing Co-Obligor, Inc. ,
144A, 5.875%, 8/15/27 ..... 820,000 819,640
144A, 10.000%, 2/15/31 .... 4,000,000 4,086,477
Discovery Global Holdings, Inc. ,
4.279%, 3/15/32 .......... 1,000,000 886,250
5.050%, 3/15/42 .......... 1,500,000 991,959
a a
Shares/
Principal
a
Value
a a a a
Media (continued)
e
EW Scripps Co. (The) , Secured
Note , 144A, 9.875%, 8/15/30 . 2,500,000 $ 2,429,357
e
Getty Images, Inc. , 144A,
10.500%, 11/15/30 ......... 2,000,000 1,795,559
e
Gray Media, Inc. , Secured Note ,
144A, 9.625%, 7/15/32 ...... 3,000,000 3,002,600
e
Midcontinent Communications ,
144A, 8.000%, 8/15/32 ...... 3,000,000 2,797,904
e
Nexstar Media, Inc. ,
144A, 4.750%, 11/01/28 .... 2,000,000 1,968,031
144A, 6.500%, 9/15/33 ..... 3,750,000 3,780,840
144A, 7.250%, 4/15/34 ..... 3,000,000 3,012,110
e
OAK-Eagle Acquireco, Inc. ,
144A, 7.250%, 7/01/33 ..... 1,846,000 1,913,830
144A, 8.750%, 7/01/34 ..... 2,000,000 2,095,094
e
RR Donnelley & Sons Co. , 144A,
9.500%, 8/01/29 ........... 3,500,000 3,545,549
e
Scripps Escrow II, Inc. , 144A,
5.375%, 1/15/31 ........... 1,000,000 737,992
e
Sirius XM Radio LLC , 144A,
4.125%, 7/01/30 ........... 3,000,000 2,810,947
e
Univision Communications, Inc. ,
144A, 8.000%, 8/15/28 ..... 2,000,000 2,031,104
144A, 8.500%, 7/31/31 ..... 1,500,000 1,508,482
64,194,789
Real Estate 6.0%
e
EF Holdco, Inc. / EF Cayman
Holdings Ltd. / Ellington
Financial REIT TRS LLC / EF
Cayman Non-MTM Ltd. , 144A,
7.375%, 9/30/30 ........... 3,000,000 2,892,681
e
Five Point Operating Co. LP ,
144A, 8.000%, 10/01/30 ..... 3,000,000 2,994,830
e
Iron Mountain, Inc. ,
144A, 5.000%, 7/15/28 ..... 1,000,000 989,906
144A, 4.875%, 9/15/29 ..... 2,500,000 2,433,896
Kennedy-Wilson, Inc. ,
4.750%, 2/01/30 .......... 4,500,000 4,504,703
5.000%, 3/01/31 .......... 1,500,000 1,502,406
e
Millrose Properties, Inc. ,
144A, 6.375%, 8/01/30 ..... 2,000,000 2,000,728
144A, 6.250%, 9/15/32 ..... 1,000,000 982,933
e
Outfront Media Capital LLC /
Outfront Media Capital Corp. ,
144A, 4.625%, 3/15/30 ..... 3,500,000 3,378,991
144A, 7.375%, 2/15/31 ..... 2,000,000 2,086,556
e
Pebblebrook Hotel LP / PEB
Finance Corp. , 144A, 6.375%,
10/15/29 ................ 3,000,000 3,007,871
e
Rithm Capital Corp. ,
144A, 8.000%, 4/01/29 ..... 3,000,000 2,949,992
144A, 8.000%, 7/15/30 ..... 2,000,000 1,931,901
31,657,394
Retail 5.3%
e
Advance Auto Parts, Inc. , 144A,
7.375%, 8/01/33 ........... 2,000,000 2,027,330

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Retail (continued)
e
Albertsons Cos., Inc. / Safeway,
Inc. / New Albertsons LP /
Albertsons LLC ,
144A, 3.500%, 3/15/29 ..... 1,175,000 $ 1,121,491
144A, 6.250%, 3/15/33 ..... 2,200,000 2,216,511
e
Gee Automotive Holdings LLC ,
144A, 7.250%, 3/01/31 ...... 2,400,000 2,409,029
e
Global Auto Holdings Ltd. / AAG
FH UK Ltd. ,
144A, 8.375%, 1/15/29 ..... 2,000,000 1,828,770
144A, 8.750%, 1/15/32 ..... 2,000,000 1,714,268
e
Macy's Retail Holdings LLC ,
144A, 7.375%, 8/01/33 ..... 1,000,000 1,025,702
144A, 6.700%, 7/15/34 ..... 2,000,000 1,885,831
e
Michaels Cos., Inc. (The) ,
144A, 8.500%, 3/15/33 ..... 2,000,000 1,949,098
Secured Note , 144A, 11.000%,
3/15/34 ................. 2,000,000 1,864,665
New Albertsons LP , 7.750%,
6/15/26 ................. 1,025,000 1,030,156
Nordstrom, Inc. , 4.000%, 3/15/27
1,000,000 977,986
e
PetSmart LLC / PetSmart Finance
Corp. ,
144A, 7.500%, 9/15/32 ..... 2,000,000 2,011,230
144A, 10.000%, 9/15/33 .... 1,000,000 998,828
Safeway, Inc. , 7.250%, 2/01/31 .
2,925,000 3,038,551
e
Victoria's Secret & Co. , 144A,
4.625%, 7/15/29 ........... 2,000,000 1,907,336
28,006,782
Services 6.1%
e
Albion Financing 1 SARL /
Aggreko Holdings, Inc. , 144A,
7.000%, 5/21/30 ........... 3,000,000 3,068,331
e
Avis Budget Car Rental LLC / Avis
Budget Finance, Inc. ,
144A, 5.750%, 7/15/27 ..... 1,000,000 996,866
144A, 8.375%, 6/15/32 ..... 2,000,000 1,990,814
e
Clean Harbors, Inc. , 144A,
6.375%, 2/01/31 ........... 2,500,000 2,540,677
e
Conduent Business Services
LLC / Conduent State & Local
Solutions, Inc. , 144A, 6.000%,
11/01/29 ................ 500,000 341,508
e
Herc Holdings, Inc. , 144A,
7.250%, 6/15/33 ........... 3,000,000 3,076,776
e
Imola Merger Corp. , 144A,
4.750%, 5/15/29 ........... 2,500,000 2,431,497
e
Neptune Bidco US, Inc. ,
144A, 9.290%, 4/15/29 ..... 2,500,000 2,508,995
144A, 10.375%, 5/15/31 .... 2,000,000 2,019,826
e
NESCO Holdings II, Inc. , Secured
Note , 144A, 5.500%, 4/15/29 . 2,000,000 1,957,806
e
Resideo Funding, Inc. , 144A,
6.500%, 7/15/32 ........... 2,000,000 1,973,053
United Rentals North America,
Inc. , 5.250%, 1/15/30 ....... 4,300,000 4,278,328
a a
Shares/
Principal
a
Value
a a a a
Services (continued)
e
WESCO Distribution, Inc. , 144A,
5.500%, 4/15/34 ........... 3,000,000 $ 2,962,047
e
Williams Scotsman, Inc. , 144A,
6.625%, 4/15/30 ........... 2,000,000 2,033,178
32,179,702
Technology & Electronics 7.1%
e
ams-OSRAM AG , 144A, 12.250%,
3/30/29 ................. 2,500,000 2,661,165
e
APLD ComputeCo LLC , 144A,
9.250%, 12/15/30 .......... 1,350,000 1,392,123
e
Black Pearl Compute LLC , 144A,
6.125%, 2/15/31 ........... 2,000,000 2,038,094
e
Cloud Software Group, Inc. , 144A,
6.500%, 3/31/29 ........... 1,613,000 1,575,184
e
Coherent Corp. , 144A, 5.000%,
12/15/29 ................ 1,500,000 1,472,599
e
CoreWeave, Inc. , 144A, 9.250%,
6/01/30 ................. 2,000,000 1,945,229
e
Diebold Nixdorf, Inc. , 144A,
7.750%, 3/31/30 ........... 1,500,000 1,563,507
e
Entegris, Inc. , 144A, 5.950%,
6/15/30 ................. 2,125,000 2,139,945
e
ION Platform Finance US, Inc. ,
144A, 7.875%, 9/30/32 ...... 1,250,000 969,095
e
Kioxia Holdings Corp. ,
144A, 6.250%, 7/24/30 ..... 1,270,000 1,291,627
144A, 6.625%, 7/24/33 ..... 1,250,000 1,285,906
e
NCR Voyix Corp. , 144A, 5.125%,
4/15/29 ................. 2,000,000 1,914,875
e
Open Text Corp. , 144A, 3.875%,
12/01/29 ................ 3,500,000 3,131,710
e
Seagate Data Storage Technology
Pte. Ltd. , 144A, 4.091%,
6/01/29 ................. 3,000,000 2,905,976
e
Sensata Technologies BV , 144A,
5.875%, 9/01/30 ........... 3,500,000 3,508,515
e
SV RNO Property Owner 1 LLC ,
144A, 5.875%, 3/01/31 ...... 2,000,000 1,978,175
e
Unisys Corp. , 144A, 10.625%,
1/15/31 ................. 1,112,000 957,644
e
VM Consolidated, Inc. , 144A,
5.500%, 4/15/29 ........... 2,000,000 1,936,394
e
WULF Compute LLC , 144A,
7.750%, 10/15/30 .......... 2,500,000 2,643,287
37,311,050
Telecommunications 8.1%
e
Africell Holding Ltd. , 144A,
10.500%, 10/23/29 ......... 1,000,000 994,120
e
C&W Senior Finance Ltd. , 144A,
9.000%, 1/15/33 ........... 1,000,000 1,011,410
e
Cogent Communications Group
LLC / Cogent Finance, Inc. ,
144A, 7.000%, 6/15/27 ...... 4,500,000 4,454,337
e
Connect Finco SARL / Connect
US Finco LLC , 144A, 9.000%,
9/15/29 ................. 1,000,000 1,051,790

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Telecommunications (continued)
e
Digicel International Finance Ltd.
/ DIFL US LLC , 144A, 8.625%,
8/01/32 ................. 4,000,000 $ 4,073,104
EchoStar Corp. , 10.750%,
11/30/29 ................ 2,500,000 2,702,164
e
Fibercop SpA , 144A, 7.200%,
7/18/36 ................. 3,000,000 2,985,810
e
Frontier Communications Holdings
LLC , 144A, 5.000%, 5/01/28 . 4,000,000 4,001,533
Hughes Satellite Systems Corp. ,
6.625%, 8/01/26 ........... 900,000 678,051
e
Millicom International Cellular SA ,
144A, 7.375%, 4/02/32 ...... 2,000,000 2,026,758
e
Sable International Finance Ltd. ,
144A, 7.125%, 10/15/32 ..... 3,000,000 2,966,292
e
Turkcell Iletisim Hizmetleri A/S ,
144A, 7.450%, 1/24/30 ...... 2,000,000 2,027,488
e
Uniti Group LP / Uniti Group
Finance 2019, Inc. / CSL Capital
LLC , 144A, 8.625%, 6/15/32 . 2,000,000 2,038,402
e
Viasat, Inc. , 144A, 7.500%,
5/30/31 ................. 2,000,000 1,978,916
e
Virgin Media Secured Finance plc ,
144A, 5.500%, 5/15/29 ...... 4,000,000 3,838,760
e
VZ Secured Financing BV , 144A,
5.000%, 1/15/32 ........... 2,975,000 2,553,059
e
Windstream Services LLC /
Windstream Escrow Finance
Corp. , 144A, 8.250%, 10/01/31 3,000,000 3,137,511
42,519,505
Transportation 1.3%
e
Genesee & Wyoming, Inc. , 144A,
6.250%, 4/15/32 ........... 1,500,000 1,519,800
e
JetBlue Airways Corp. / JetBlue
Loyalty LP , 144A, 9.875%,
9/20/31 ................. 1,000,000 946,418
e
Limak Iskenderun Uluslararasi
Liman Isletmeciligi A/S , 144A,
9.500%, 7/10/36 ........... 960,519 946,910
e
Watco Cos. LLC / Watco Finance
Corp. , 144A, 7.125%, 8/01/32 3,250,000 3,340,984
6,754,112
Utility 2.3%
e
NRG Energy, Inc. ,
144A, 6.000%, 2/01/33 ..... 4,000,000 4,003,580
144A, 6.000%, 1/15/36 ..... 2,000,000 1,983,004
e
Pattern Energy Operations LP /
Pattern Energy Operations, Inc. ,
144A, 4.500%, 8/15/28 ...... 3,150,000 3,077,705
e
XPLR Infrastructure Operating
Partners LP , 144A, 8.375%,
1/15/31 ................. 3,000,000 3,159,738
12,224,027
Total Corporate Bonds
(Cost $ 485,938,891 ) ..............
485,976,501
a a
Shares/
Principal
a
Value
a a a a
Asset-Backed Securities 0.3%
Telecommunications 0.3%
e
MetroNet Infrastructure Issuer
LLC , 2025-2A , C , 144A,
7.830%, 8/20/55 . .......... 1,000,000 $ 1,016,454
e
Uniti Fiber ABS Issuer LLC , 2025-
1A , B , 144A, 6.369%, 4/20/55 . 500,000 508,849
1,525,303
a a a a a
Total Asset-Backed Securities
(Cost $ 1,499,829 ) ................
1,525,303
Loans 3.3%
Basic Industry 0.3%
f
INEOS US Finance LLC, First
Lien, 2028 Dollar CME Term
Loan , 6.268% ( 1-month SOFR +
2.500% ), 11/08/28 ......... 1,994,805 1,900,052
Capital Goods 0.4%
f
Columbus McKinnon Corp., First
Lien, Initial CME Term Loan ,
7.200% ( 3-month SOFR +
3.500% ), 2/03/33 .......... 2,000,000 1,995,000
Consumer Goods 0.3%
f
United Natural Foods, Inc., First
Lien, 2024 CME Term Loan ,
8.418% ( 1-month SOFR +
4.750% ), 5/01/31 .......... 1,478,503 1,488,852
Healthcare 0.6%
f
1261229 BC Ltd., First Lien,
Initial CME Term Loan , 9.918%
( 1-month SOFR + 6.250% ),
10/08/30 ................ 992,500 960,517
f
Star Parent, Inc., First Lien, CME
Term Loan , 7.700% ( 3-month
SOFR + 4.000% ), 9/27/30 ... 2,000,000 1,980,180
2,940,697
a a a a a
Media 0.9%
f
Clear Channel Outdoor
Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan ,
7.787% ( 1-month SOFR +
4.000% ), 8/23/28 .......... 3,000,000 3,012,000
f
EW Scripps Co. (The), First
Lien, CME Term Loan, B3 ,
7.140% ( 1-month SOFR +
3.350% ), 11/30/29 ......... 1,757,839 1,733,669
4,745,669
a a a a a
Retail 0.4%
f
Men's Wearhouse, Inc., First Lien,
Initial CME Term Loan , 9.421%
( 3-month SOFR + 5.750% ),
1/28/31 ................. 2,000,000 2,001,880

Schedule of Investments (Unaudited)
Impax High Yield Bond Fund
(continued)
See Notes to Schedule of Investments Quarterly Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a
Loans
(continued)
Telecommunications 0.4%
f
Connect Finco SARL, First Lien,
Amendment No. 4 CME Term
Loan , 8.168% ( 1-month SOFR +
4.500% ), 9/13/29 .......... 1,989,848 $ 1,997,001
Total Loans
(Cost $ 16,942,222 ) ...............
17,069,151
Total Long Term Investments
(Cost $ 504,684,028 ) ..............
505,286,992
a
Money Market 4.6%
g,h
JPMorgan U.S. Treasury Plus
Money Market Fund , 3.670% . 24,440,215 24,440,215
(Cost $24,440,215)
a
Total Investments 100 .7%
(Cost $ 529,124,243 ) .............
$529,727,207
Other Assets, less Liabilities ( 0 .7 ) %
(3,880,458)
Net Assets 100.0% ...............
$525,846,749
a
Non-income producing security.
b
Illiquid security.
c
Security valued using significant unobservable inputs.
d
Rounds to less than 0.05%.
e
Security purchased pursuant to Rule 144A of the Securities Act of
1933 and may be resold only to qualified institutional buyers.
f
Rate shown reflects the accrual rate as of March 31, 2026 on securities with variable or step rates.
g
Rate shown represents an annualized 7-day yield as of March 31,
2026.
h
Institutional Class shares.
CME Chicago Mercantile Exchange
FRN Floating Rate Note
LP Limited Partnership
PIK Payment In Kind
SOFR Secured Overnight Financing Rate

Schedule of Investments (Unaudited), March 31, 2026
Impax Sustainable Allocation Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments

a a
Shares/
Principal
a
Value
a a a a a
Affiliated Investment Companies 96.0%
a
Impax Core Bond Fund, Class
Institutional .............. 84,583,825 $ 746,029,340
a
Impax Global Environmental
Markets Fund, Class
Institutional .............. 2,145,175 44,683,992
Impax Global Infrastructure ETF 2,755,857 70,675,331
a
Impax Global Opportunities Fund,
Class Institutional .......... 2,854,225 44,725,713
a
Impax High Yield Bond Fund,
Class Institutional .......... 19,683,547 118,691,789
a
Impax International Sustainable
Economy Fund, Class
Institutional .............. 11,981,588 145,097,030
a
Impax Large Cap Fund, Class
Institutional .............. 44,006,438 448,425,603
a,b
Impax Small Cap Fund, Class
Institutional .............. 6,410,734 117,508,751
a
Impax US Sustainable Economy
Fund, Class Institutional ..... 17,309,365 446,062,333
2,181,899,882
Total Affiliated Investment
Companies
(Cost $2,108,161,750) ............
2,181,899,882
Money Market 4.1%
a,c
JPMorgan U.S. Treasury Plus
Money Market Fund, 3.670% . 92,067,823 92,067,823
(Cost $92,067,823)
a
Total Investments 100.1%
(Cost $2,200,229,573) ............
$2,273,967,705
Other Assets, less Liabilities (0.1)%
(2,483,033)
Net Assets 100.0% ...............
$2,271,484,672
a
Institutional Class shares.
b
Non-income producing security.
c
Rate shown represents an annualized 7-day yield as of March 31,
2026.

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited)
March 31, 2026
Impax Funds Series Trust I and Impax Funds Series Trust III
Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the
NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.
U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or
NAV determined earlier that day.
For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.
Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.
If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”) (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s
NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The
Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds' portfolio investments, in accordance with policies and procedures approved by the Boards.
In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and
Valuation Committee, as the "valuation designee" to make fair value determinations for all of the Funds' investments for which market quotations are not readily available.
The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters).
The Funds may determine the fair value of investments based on information provided by pricing services and other third-
party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2026, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The International Sustainable Economy
Fund held one security fair valued at $63, representing 0.0% of the Fund's net asset value and the High Yield Bond Fund held two securities fair valued at $466,234, representing 0.1% of the Fund’s net asset value.
For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’
fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the
U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
March 31, 2026
be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.
Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below
• Level 1 – unadjusted quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds’ own  assumptions in determining the fair value of investments)
Observable inputs are inputs that reflect the assumptions market  participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.
Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds for which market quotations are readily available, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.
Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S.
Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal
Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.
Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.
Short-Term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.
The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2026:
Level 1 Level 2 Level 3 Totals
Large Cap Fund
Common Stocks $ 558,034,999 $ — $ — $ 558,034,999
Cash Equivalents 10,031,622 — — 10,031,622
Total $ 568,066,621 $ — $ — $ 568,066,621
Small Cap Fund
Common Stocks $ 705,456,285 $ — $ — $ 705,456,285

Quarterly Schedule of Investments
March 31, 2026
Level 1 Level 2 Level 3 Totals
Cash Equivalents 35,952,076 — — 35,952,076
Total $ 741,408,361 $ — $ — $ 741,408,361
US Sustainable Economy Fund
Common Stocks $ 786,548,529 $ — $ — $ 786,548,529
Cash Equivalents 6,838,274 — — 6,838,274
Total $ 793,386,803 $ — $ — $ 793,386,803
Global Infrastructure ETF
Common Stocks $ 105,173,427 $ — $ — $ 105,173,427
Cash Equivalents 1,310,786 — — 1,310,786
Total $ 106,484,213 $ — $ — $ 106,484,213
Global Opportunities Fund
Common Stocks $ 57,757,480 $ 26,814,174 $ — $ 84,571,654
Cash Equivalents 2,523,793 — — 2,523,793
Total $ 60,281,273 $ 26,814,174 $ — $ 87,095,447
Global Environmental Markets
Fund
Common Stocks $ 942,090,939 $ 589,346,022 $ — $ 1,531,436,961
Cash Equivalents 9,328,469 — — 9,328,469
Total $ 951,419,408 $ 589,346,022 $ — $ 1,540,765,430
Global Social Leaders Fund
Common Stocks $ 1,570,018 $ 629,007 $ — $ 2,199,025
Cash Equivalents 34,648 — — 34,648
Total $ 1,604,666 $ 629,007 $ — $ 2,233,673
Global Women’s Leadership Fund
Common Stocks $ 435,304,488 $ 151,386,468 $ — $ 586,690,956
Cash Equivalents 4,732,627 — — 4,732,627
Total $ 440,037,115 $ 151,386,468 $ — $ 591,423,583
International Sustainable
Economy Fund
Common Stocks $ 57,403,683 $ 1,542,570,617 $ — $ 1,599,974,300
Rights — — 63 63
Cash Equivalents 20,687,095 — — 20,687,095
Total $ 78,090,778 $ 1,542,570,617 $ 63 $ 1,620,661,458
Core Bond Fund
Community Investment Notes $ — $ 249,803 $ — $ 249,803
Corporate Bonds — 254,818,378 — 254,818,378
Foreign Government and Agency
Securities — 14,129,623 — 14,129,623
U.S. Government and Agency
Securities — 194,615,177 — 194,615,177
Asset-Backed Securities — 53,458,574 — 53,458,574
Mortgage-Backed Securities — 269,385,312 — 269,385,312
Municipal Bonds — 7,250,157 — 7,250,157
Supranational — 47,931,995 — 47,931,995
Cash Equivalents 12,193,166 — — 12,193,166
Total $ 12,193,166 $ 841,839,019 $ — $ 854,032,185
High Yield Bond Fund
Common Stocks $ — $ — $ 452,290 $ 452,290
Preferred Stocks — — 13,944 13,944
Community Investment Notes — 249,803 — 249,803

Quarterly Schedule of Investments
Notes to Schedule of Investments (Unaudited), continued
March 31, 2026
In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Adviser's assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information. Significant unobservable inputs were used by two Funds for Level 3 fair value measurements.
Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s
Adviser. At March 31, 2026, the Sustainable Allocation Fund held the following investments in affiliated Funds:
Level 1 Level 2 Level 3 Totals
Corporate Bonds — 485,976,501 — 485,976,501
Asset-Backed Securities — 1,525,303 — 1,525,303
Loans — 17,069,151 — 17,069,151
Cash Equivalents 24,440,215 — — 24,440,215
Total $ 24,440,215 $ 504,820,758 $ 466,234 $ 529,727,207
Sustainable Allocation Fund
Management Investment
Companies $ 2,181,899,882 $ — $ — $ 2,181,899,882
Cash Equivalents 92,067,823 — — 92,067,823
Total $ 2,273,967,705 $ — $ — $ 2,273,967,705
See Schedules of Investments for additional detailed industry classifications.
Fund
Shares
Held at
12/31/2025
Gross
Additions
Gross
Reductions
Shares
Held at
3/31/2026
Sustainable Allocation Fund
Large Cap Fund 70,759,205 — 26,752,767 44,006,438
Small Cap Fund 6,410,734 — — 6,410,734
US Sustainable Economy Fund 6,721,559 10,587,806 — 17,309,365
Global Infrastructure ETF 6,411,413 1 3,655,557* 2,755,857
Global Opportunities Fund 4,270,155 — 1,415,930 2,854,225
Global Environmental Markets Fund 3,299,192 — 1,154,017 2,145,175
Global Women's Leadership Fund 2,077,563 — 2,077,563 –
International Sustainable Economy Fund 9,680,974 2,300,614 — 11,981,588
Core Bond Fund 83,756,883 826,942 — 84,583,825
High Yield Fund 19,378,474 305,073 — 19,683,547
*
The Fund acquired all the assets and liabilities of the Impax Global Sustainable Infrastructure Fund ("Predecessor Fund") in a reorganization that occurred as of the close of business on January 31, 2026 ("Reorganization"). As a result, all financial information prior to the
Reorganization, reflects the Predecessor Fund's Institutional Class shares.

Quarterly Schedule of Investments
March 31, 2026
Fund
Value at
12/31/2025
Dividend
Income
Realized
Gains/
Losses
1
Net change in
Unrealized
Appreciation/
Depreciation
Value at
3/31/2026
Sustainable Allocation Fund
Large Cap Fund $ 784,719,589 $ — $ 4,478,868 $ (50,772,854) $ 448,425,603
Small Cap Fund 119,816,615 — — (2,307,864) 117,508,751
US Sustainable Economy Fund 181,683,743 — — (25,621,410) 446,062,333
Global Infrastructure ETF 65,524,645 — (7) 5,150,666 70,675,331
Global Opportunities Fund 71,695,897 — 1,979,724 (4,949,907) 44,725,713
Global Environmental Markets
Fund 69,250,035 — 1,459,729 (25,771) 44,683,992
Global Women's Leadership Fund 72,569,263 — 15,284,939 (14,038,402) —
International Sustainable
Economy Fund 118,204,698 — — (3,107,668) 145,097,030
Core Bond Fund 746,273,828 7,366,264 — (7,610,753) 746,029,340
High Yield Fund 119,565,185 1,863,273 — (2,736,669) 118,691,789
Total $ 2,349,303,498 $ 9,229,537 $ 23,203,253 $ (106,020,632) $ 2,181,899,882
1
Includes realized capital gain distributions from an affiliated fund, if any.